UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

811-23018

Investment Company Act file number:

Stone Ridge Trust III

(Exact name of registrant as specified in charter)

510 Madison Avenue, 21st Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Stone Ridge Asset Management LLC

510 Madison Avenue, 21st Floor

New York, NY 10022

(Name and address of agent for service)

1-855-609-3680

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2018

Date of reporting period: July 31, 2018

Item 1. Schedule of Investments.

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of July 31, 2018 (Unaudited)

		NUMBER OF CONTRACTS	NOTIONAL AMOUNT USD	FAIR VALUE
PURCHASED OPTIONS - 1.0%
Call Options - 0.1%
CBOE Volatility Index, Expires: 08/22/18, Strike Price: $14.00		1,520	$1,950,160	$197,600
CBOE Volatility Index, Expires: 08/22/18, Strike Price: $14.50		1,434	1,839,822	164,910
CBOE Volatility Index, Expires: 08/22/18, Strike Price: $15.00		1,700	2,181,100	174,250
CBOE Volatility Index, Expires: 09/19/18, Strike Price: $15.00		2,305	2,957,315	426,425

				963,185

Put Options - 0.9%
NASDAQ 100 Stock Index, Expires: 09/21/18, Strike Price: $7,150.00		80	57,855,840	1,143,600
Russell 2000 Index, Expires: 09/21/18, Strike Price: $1,680.00		1,400	233,913,400	4,809,000
S&P 500 Index, Expires: 09/21/18, Strike Price: $2,775.00		2,600	732,235,400	6,799,000

				12,751,600

	COUNTERPARTY (b)	NOTIONAL AMOUNT	NOTIONAL AMOUNT USD	FAIR VALUE
OTC Call Options (a) - 0.0%
Brazilian Real, Expires: 08/02/18, Strike Price: $3.96	A	150,000,000	$150,000,000	150
Brazilian Real, Expires: 08/06/18, Strike Price: $4.10	A	200,000,000	200,000,000	600
Brazilian Real, Expires: 08/14/18, Strike Price: $4.00	A	100,000,000	100,000,000	46,700
Swedish Krona, Expires: 08/10/18, Strike Price: NOK 1.09	B	500,000,000	61,299,675	19,861

				67,311

OTC Put Options (a) - 0.0%
Mexican Peso, Expires: 08/23/18, Strike Price: $18.18	B	150,000,000	150,000,000	415,500
Turkish Lira, Expires: 08/01/18, Strike Price: $4.64	B	100,000,000	100,000,000	—
Turkish Lira, Expires: 08/08/18, Strike Price: $4.45	B	100,000,000	100,000,000	200

				415,700

Payer Swaptions (a) - 0.0%
CDX.HY, (5.000%), Quarterly, Expires: 08/15/18, Strike Price: $105.50	C	200,000,000	200,000,000	74,400
CDX.HY, (5.000%), Quarterly, Expires: 09/19/18, Strike Price: $104.00	B	200,000,000	200,000,000	319,400
CDX.IG, (1.000%), Quarterly, Expires: 08/15/18, Strike Price: $80.00	B	500,000,000	500,000,000	21,500
CDX.IG, (1.000%), Quarterly, Expires: 09/19/18, Strike Price: $72.50	B	400,000,000	400,000,000	170,400

				585,700

TOTAL PURCHASED OPTIONS (Cost $30,523,122)				14,783,496

			SHARES	FAIR VALUE
SHORT-TERM INVESTMENTS - 111.2%
Money Market Funds - 24.3%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 1.800% (c)			61,173,720	61,173,720
First American Government Obligations Fund - Class X - 1.811% (c)			71,506,524	71,506,524
First American Treasury Obligations Fund - Class X - 1.790% (c)			71,506,525	71,506,525
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 1.808% (c)			71,506,524	71,506,524
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 1.790% (c)			71,506,524	71,506,524

				347,199,817

			PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 86.9%
1.513%, 08/16/2018 (d)(e)			$174,500,000	174,392,428
1.830%, 10/11/2018 (d)(e)			147,000,000	146,438,648
1.644%, 11/08/2018 (d)(e)			175,000,000	174,039,906
1.712%, 12/06/2018 (d)(e)			242,000,000	240,266,944
1.787%, 01/03/2019 (d)(e)			291,000,000	288,373,574
2.218%, 03/28/2019 (d)(e)			90,000,000	88,692,969
2.261%, 04/25/2019 (d)(e)			36,000,000	35,398,916
2.306%, 05/23/2019 (d)(e)			25,000,000	24,532,148
2.407%, 07/18/2019 (d)(e)			70,000,000	68,402,950

				1,240,538,483

TOTAL SHORT-TERM INVESTMENTS (Cost $1,588,790,439)				1,587,738,300

TOTAL INVESTMENTS (Cost $1,619,313,561) - 112.2%				1,602,521,796

LIABILITIES IN EXCESS OF OTHER ASSETS - (12.2)%				(173,797,413)

TOTAL NET ASSETS - 100.0%				$1,428,724,383

Percentages are stated as a percent of net assets.

(a)	Rounds to zero.
(b)	See Note 1.
(c)	Rate shown is the 7-day effective yield.
(d)	All or a portion of this security is held as collateral for derivative contracts.
(e)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.

Written Options

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT USD	FAIR VALUE
CALL OPTIONS
Australian Dollar Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $74.50	190	$14,134,100	$41,800
Australian Dollar Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $75.00	233	17,332,870	16,310
Australian Dollar Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $75.50	334	24,846,260	6,680
Australian Dollar Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $76.00	275	20,457,250	1,375
Australian Dollar Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $76.50	315	23,432,850	1,575
Australian Dollar Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $77.00	335	24,920,650	1,675
Australian Dollar Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $77.50	195	14,506,050	975
Australian Dollar Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $78.00	50	3,719,500	250
Australian Dollar Future, September 2018 Settlement, Expires 09/07/2018, Strike Price $74.50	155	11,530,450	105,400
Australian Dollar Future, September 2018 Settlement, Expires 09/07/2018, Strike Price $75.00	500	37,195,000	230,000
Australian Dollar Future, September 2018 Settlement, Expires 09/07/2018, Strike Price $75.50	500	37,195,000	150,000
Australian Dollar Future, September 2018 Settlement, Expires 09/07/2018, Strike Price $76.00	500	37,195,000	95,000
Australian Dollar Future, September 2018 Settlement, Expires 09/07/2018, Strike Price $76.50	234	17,407,260	28,080
Australian Dollar Future, September 2018 Settlement, Expires 09/07/2018, Strike Price $77.00	78	5,802,420	5,460
Australian Dollar Future, October 2018 Settlement, Expires 10/05/2018, Strike Price $75.50	33	2,456,190	17,490
Australian Dollar Future, October 2018 Settlement, Expires 10/05/2018, Strike Price $76.00	98	7,294,140	37,240
British Pound Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $133.50	25	2,054,688	156
British Pound Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $134.00	477	39,203,438	2,981
British Pound Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $134.50	516	42,408,750	3,225
British Pound Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $135.00	500	41,093,750	3,125
British Pound Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $135.50	454	37,313,125	2,837
British Pound Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $136.00	500	41,093,750	3,125
British Pound Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $136.50	475	39,039,063	2,969
British Pound Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $137.00	325	26,710,938	2,031
British Pound Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $137.50	175	14,382,813	1,094
British Pound Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $138.00	25	2,054,688	156
British Pound Future, September 2018 Settlement, Expires 09/07/2018, Strike Price $132.50	175	14,382,813	76,562
British Pound Future, September 2018 Settlement, Expires 09/07/2018, Strike Price $133.00	250	20,546,875	82,812
British Pound Future, September 2018 Settlement, Expires 09/07/2018, Strike Price $133.50	195	16,026,563	48,750
British Pound Future, September 2018 Settlement, Expires 09/07/2018, Strike Price $134.00	224	18,410,000	40,600
British Pound Future, September 2018 Settlement, Expires 09/07/2018, Strike Price $134.50	65	5,342,188	8,531
British Pound Future, September 2018 Settlement, Expires 09/07/2018, Strike Price $135.00	25	2,054,688	2,500
British Pound Future, September 2018 Settlement, Expires 09/07/2018, Strike Price $135.50	25	2,054,688	1,719
British Pound Future, September 2018 Settlement, Expires 09/07/2018, Strike Price $136.00	25	2,054,688	1,250
British Pound Future, September 2018 Settlement, Expires 09/07/2018, Strike Price $136.50	52	4,273,750	1,950
British Pound Future, September 2018 Settlement, Expires 09/07/2018, Strike Price $137.00	50	4,109,375	1,562
British Pound Future, September 2018 Settlement, Expires 09/07/2018, Strike Price $137.50	50	4,109,375	1,250
British Pound Future, October 2018 Settlement, Expires 10/05/2018, Strike Price $134.50	25	2,063,125	10,781
British Pound Future, October 2018 Settlement, Expires 10/05/2018, Strike Price $135.00	25	2,063,125	8,906
British Pound Future, October 2018 Settlement, Expires 10/05/2018, Strike Price $135.50	26	2,145,650	7,475
British Pound Future, October 2018 Settlement, Expires 10/05/2018, Strike Price $136.00	25	2,063,125	5,937
British Pound Future, October 2018 Settlement, Expires 10/05/2018, Strike Price $136.50	25	2,063,125	4,844
British Pound Future, October 2018 Settlement, Expires 10/05/2018, Strike Price $137.00	25	2,063,125	3,906
British Pound Future, October 2018 Settlement, Expires 10/05/2018, Strike Price $137.50	25	2,063,125	3,125
Canadian Dollar Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $75.50	170	13,089,150	255,000
Canadian Dollar Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $76.50	75	5,774,625	42,750
Canadian Dollar Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $77.00	477	36,726,615	114,480
Canadian Dollar Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $77.50	315	24,253,425	22,050
Canadian Dollar Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $78.00	490	37,727,550	7,350
Canadian Dollar Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $78.50	435	33,492,825	2,175
Canadian Dollar Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $79.00	141	10,856,295	705
Canadian Dollar Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $79.50	320	24,638,400	1,600
Canadian Dollar Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $80.00	200	15,399,000	1,000
Canadian Dollar Future, September 2018 Settlement, Expires 09/07/2018, Strike Price $76.50	350	26,948,250	336,000
Canadian Dollar Future, September 2018 Settlement, Expires 09/07/2018, Strike Price $77.00	500	38,497,500	340,000
Canadian Dollar Future, September 2018 Settlement, Expires 09/07/2018, Strike Price $77.50	500	38,497,500	230,000
Canadian Dollar Future, September 2018 Settlement, Expires 09/07/2018, Strike Price $78.00	500	38,497,500	150,000
Canadian Dollar Future, September 2018 Settlement, Expires 09/07/2018, Strike Price $78.50	300	23,098,500	57,000
Canadian Dollar Future, October 2018 Settlement, Expires 10/05/2018, Strike Price $77.00	150	11,568,000	145,500
Canadian Dollar Future, October 2018 Settlement, Expires 10/05/2018, Strike Price $77.50	320	24,678,400	233,600
Canadian Dollar Future, October 2018 Settlement, Expires 10/05/2018, Strike Price $78.00	375	28,920,000	198,750
Canadian Dollar Future, October 2018 Settlement, Expires 10/05/2018, Strike Price $78.50	104	8,020,480	40,560
CBOE Volatility Index, Expires 08/22/2018, Strike Price $16.00	1,648	2,114,384	135,960
CBOE Volatility Index, Expires 08/22/2018, Strike Price $17.00	1,250	1,603,750	87,500
CBOE Volatility Index, Expires 08/22/2018, Strike Price $20.00	6,900	8,852,700	293,250
CBOE Volatility Index, Expires 08/22/2018, Strike Price $21.00	1,000	1,283,000	37,500
CBOE Volatility Index, Expires 08/22/2018, Strike Price $22.00	1,500	1,924,500	48,750
CBOE Volatility Index, Expires 08/22/2018, Strike Price $25.00	5,000	6,415,000	112,500
CBOE Volatility Index, Expires 08/22/2018, Strike Price $26.00	3,250	4,169,750	73,125
CBOE Volatility Index, Expires 08/22/2018, Strike Price $28.00	1,500	1,924,500	26,250
CBOE Volatility Index, Expires 08/22/2018, Strike Price $30.00	1,000	1,283,000	15,000
CBOE Volatility Index, Expires 08/22/2018, Strike Price $37.50	1,490	1,911,670	11,175
CBOE Volatility Index, Expires 09/19/2018, Strike Price $20.00	4,000	5,132,000	370,000
CBOE Volatility Index, Expires 09/19/2018, Strike Price $23.00	1,500	1,924,500	97,500
CBOE Volatility Index, Expires 09/19/2018, Strike Price $27.00	4,000	5,132,000	190,000
Cocoa Future, September 2018 Settlement, Expires 08/03/2018, Strike Price $2,250.00	100	2,170,000	7,533
Cocoa Future, September 2018 Settlement, Expires 08/03/2018, Strike Price $2,300.00	50	1,085,000	1,500
Cocoa Future, September 2018 Settlement, Expires 08/03/2018, Strike Price $2,400.00	150	3,255,000	1,500
Cocoa Future, September 2018 Settlement, Expires 08/03/2018, Strike Price $2,500.00	100	2,170,000	1,000
Cocoa Future, September 2018 Settlement, Expires 08/03/2018, Strike Price $2,550.00	250	5,425,000	2,500
Cocoa Future, September 2018 Settlement, Expires 08/03/2018, Strike Price $2,600.00	250	5,425,000	2,500
Cocoa Future, September 2018 Settlement, Expires 08/03/2018, Strike Price $2,650.00	80	1,736,000	800
Cocoa Future, September 2018 Settlement, Expires 08/03/2018, Strike Price $2,700.00	205	4,448,500	2,050
Cocoa Future, September 2018 Settlement, Expires 08/03/2018, Strike Price $2,900.00	20	434,000	200
Cocoa Future, September 2018 Settlement, Expires 08/03/2018, Strike Price $2,950.00	10	217,000	100
Cocoa Future, September 2018 Settlement, Expires 08/31/2018, Strike Price GBP 1,850.00	200	4,202,762	7,875
Cocoa Future, September 2018 Settlement, Expires 08/31/2018, Strike Price GBP 1,900.00	200	4,202,762	5,250
Cocoa Future, September 2018 Settlement, Expires 08/31/2018, Strike Price GBP 1,950.00	50	1,050,690	656
Cocoa Future, September 2018 Settlement, Expires 08/31/2018, Strike Price GBP 2,000.00	200	4,202,762	2,625
Cocoa Future, October 2018 Settlement, Expires 09/07/2018, Strike Price $2,600.00	125	2,775,000	5,000
Coffee ‘C’ Future, September 2018 Settlement, Expires 08/10/2018, Strike Price $110.00	75	3,090,938	46,969

Coffee ‘C’ Future, September 2018 Settlement, Expires 08/10/2018, Strike Price $115.00	100	4,121,250	15,750
Coffee ‘C’ Future, September 2018 Settlement, Expires 08/10/2018, Strike Price $117.50	234	9,643,725	19,305
Coffee ‘C’ Future, September 2018 Settlement, Expires 08/10/2018, Strike Price $120.00	286	11,786,775	15,015
Coffee ‘C’ Future, September 2018 Settlement, Expires 08/10/2018, Strike Price $122.50	132	5,440,050	5,445
Coffee ‘C’ Future, September 2018 Settlement, Expires 08/10/2018, Strike Price $125.00	385	15,866,813	12,994
Coffee ‘C’ Future, September 2018 Settlement, Expires 08/10/2018, Strike Price $127.50	15	618,188	450
Coffee ‘C’ Future, October 2018 Settlement, Expires 09/14/2018, Strike Price $115.00	50	2,120,625	51,187
Coffee ‘C’ Future, October 2018 Settlement, Expires 09/14/2018, Strike Price $117.50	100	4,241,250	75,000
Coffee ‘C’ Future, October 2018 Settlement, Expires 09/14/2018, Strike Price $120.00	175	7,422,188	97,781
Coffee ‘C’ Future, October 2018 Settlement, Expires 09/14/2018, Strike Price $122.50	75	3,180,938	32,062
Coffee ‘C’ Future, October 2018 Settlement, Expires 09/14/2018, Strike Price $125.00	20	848,250	6,675
Coffee ‘C’ Future, October 2018 Settlement, Expires 09/14/2018, Strike Price $127.50	20	848,250	5,325
Coffee ‘C’ Future, October 2018 Settlement, Expires 09/14/2018, Strike Price $130.00	20	848,250	4,350
Coffee Robusta Future, September 2018 Settlement, Expires 08/15/2018, Strike Price $1,700.00	500	8,220,000	45,000
Coffee Robusta Future, September 2018 Settlement, Expires 08/15/2018, Strike Price $1,750.00	250	4,110,000	7,500
Coffee Robusta Future, September 2018 Settlement, Expires 08/15/2018, Strike Price $1,800.00	100	1,644,000	1,000
Coffee Robusta Future, November 2018 Settlement, Expires 10/17/2018, Strike Price $1,750.00	200	3,274,000	42,000
Corn Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $360.00	499	9,287,638	399,200
Corn Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $365.00	424	7,891,700	272,950
Corn Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $370.00	949	17,663,263	492,294
Corn Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $375.00	107	1,991,538	44,806
Corn Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $380.00	551	10,255,488	185,962
Corn Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $385.00	350	6,514,375	94,062
Corn Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $390.00	1,002	18,649,725	219,187
Corn Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $395.00	769	14,313,013	134,575
Corn Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $400.00	532	9,901,850	76,475
Corn Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $405.00	253	4,708,963	30,044
Corn Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $410.00	382	7,109,975	38,200
Corn Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $415.00	108	2,010,150	8,775
Corn Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $420.00	220	4,094,750	15,125
Corn Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $425.00	282	5,248,725	17,625
Corn Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $430.00	327	6,086,288	16,350
Corn Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $435.00	212	3,945,850	9,275
Corn Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $440.00	158	2,940,775	5,925
Corn Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $445.00	190	3,536,375	5,937
Corn Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $450.00	200	3,722,500	6,250
Corn Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $455.00	79	1,470,388	2,469
Corn Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $460.00	454	8,450,075	11,350
Corn Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $470.00	165	3,071,063	3,094
Corn Future, October 2018 Settlement, Expires 09/21/2018, Strike Price $360.00	50	966,250	73,125
Corn Future, October 2018 Settlement, Expires 09/21/2018, Strike Price $375.00	10	193,250	9,312
Corn Future, October 2018 Settlement, Expires 09/21/2018, Strike Price $380.00	12	231,900	9,525
Corn Future, October 2018 Settlement, Expires 09/21/2018, Strike Price $385.00	185	3,575,125	123,719
Corn Future, October 2018 Settlement, Expires 09/21/2018, Strike Price $390.00	252	4,869,900	141,750
Corn Future, October 2018 Settlement, Expires 09/21/2018, Strike Price $395.00	340	6,570,500	159,375
Corn Future, October 2018 Settlement, Expires 09/21/2018, Strike Price $400.00	382	7,382,150	150,412
Corn Future, October 2018 Settlement, Expires 09/21/2018, Strike Price $405.00	255	4,927,875	82,875
Corn Future, October 2018 Settlement, Expires 09/21/2018, Strike Price $410.00	200	3,865,000	55,706
Corn Future, October 2018 Settlement, Expires 09/21/2018, Strike Price $415.00	200	3,865,000	46,644
Corn Future, October 2018 Settlement, Expires 09/21/2018, Strike Price $420.00	100	1,932,500	20,353
Cotton Future, September 2018 Settlement, Expires 08/17/2018, Strike Price $82.00	50	2,239,750	191,500
Cotton Future, September 2018 Settlement, Expires 08/17/2018, Strike Price $83.00	200	8,959,000	671,000
Cotton Future, September 2018 Settlement, Expires 08/17/2018, Strike Price $85.00	1,245	55,769,775	3,050,250
Cotton Future, September 2018 Settlement, Expires 08/17/2018, Strike Price $86.00	440	19,709,800	897,600
Cotton Future, September 2018 Settlement, Expires 08/17/2018, Strike Price $87.00	900	40,315,500	1,503,000
Cotton Future, September 2018 Settlement, Expires 08/17/2018, Strike Price $88.00	658	29,475,110	885,010
Cotton Future, September 2018 Settlement, Expires 08/17/2018, Strike Price $89.00	500	22,397,500	535,000
Cotton Future, September 2018 Settlement, Expires 08/17/2018, Strike Price $90.00	500	22,397,500	420,000
Cotton Future, September 2018 Settlement, Expires 08/17/2018, Strike Price $91.00	285	12,766,575	188,100
Cotton Future, September 2018 Settlement, Expires 08/17/2018, Strike Price $92.00	459	20,560,905	236,385
Cotton Future, September 2018 Settlement, Expires 08/17/2018, Strike Price $93.00	85	3,807,575	34,000
Cotton Future, September 2018 Settlement, Expires 08/17/2018, Strike Price $94.00	135	6,047,325	42,525
Cotton Future, September 2018 Settlement, Expires 08/17/2018, Strike Price $95.00	332	14,871,940	81,340
Cotton Future, November 2018 Settlement, Expires 10/19/2018, Strike Price $85.00	250	11,198,750	795,000
Cotton Future, November 2018 Settlement, Expires 10/19/2018, Strike Price $90.00	10	447,950	18,650
Cotton Future, November 2018 Settlement, Expires 10/19/2018, Strike Price $91.00	10	447,950	16,700
Cotton Future, November 2018 Settlement, Expires 10/19/2018, Strike Price $93.00	72	3,225,240	96,480
Cotton Future, November 2018 Settlement, Expires 10/19/2018, Strike Price $94.00	93	4,165,935	111,600
Cotton Future, November 2018 Settlement, Expires 10/19/2018, Strike Price $95.00	73	3,270,035	78,840
Cotton Future, November 2018 Settlement, Expires 10/19/2018, Strike Price $96.00	44	1,970,980	42,680
Cotton Future, November 2018 Settlement, Expires 10/19/2018, Strike Price $97.00	84	3,762,780	73,500
Cotton Future, November 2018 Settlement, Expires 10/19/2018, Strike Price $98.00	44	1,970,980	34,760
Cotton Future, November 2018 Settlement, Expires 10/19/2018, Strike Price $99.00	40	1,791,800	28,600
Cotton Future, November 2018 Settlement, Expires 10/19/2018, Strike Price $92.00	3	134,385	4,485
Crude Oil Future, September 2018 Settlement, Expires 08/16/2018, Strike Price $68.50	454	31,217,040	703,700
Crude Oil Future, September 2018 Settlement, Expires 08/16/2018, Strike Price $69.00	500	34,380,000	650,000
Crude Oil Future, September 2018 Settlement, Expires 08/16/2018, Strike Price $69.50	500	34,380,000	545,000
Crude Oil Future, September 2018 Settlement, Expires 08/16/2018, Strike Price $70.00	500	34,380,000	450,000
Crude Oil Future, September 2018 Settlement, Expires 08/16/2018, Strike Price $70.50	500	34,380,000	365,000
Crude Oil Future, September 2018 Settlement, Expires 08/16/2018, Strike Price $71.00	500	34,380,000	295,000
Crude Oil Future, September 2018 Settlement, Expires 08/16/2018, Strike Price $71.50	585	40,224,600	280,800
Crude Oil Future, September 2018 Settlement, Expires 08/16/2018, Strike Price $72.00	511	35,136,360	194,180
Crude Oil Future, September 2018 Settlement, Expires 08/16/2018, Strike Price $72.50	300	20,628,000	93,000
Crude Oil Future, September 2018 Settlement, Expires 08/16/2018, Strike Price $73.00	225	15,471,000	54,000
Crude Oil Future, September 2018 Settlement, Expires 08/16/2018, Strike Price $73.50	250	17,190,000	47,500
Crude Oil Future, September 2018 Settlement, Expires 08/16/2018, Strike Price $74.00	160	11,001,600	25,600
Crude Oil Future, September 2018 Settlement, Expires 08/16/2018, Strike Price $74.50	75	5,157,000	9,750
Crude Oil Future, September 2018 Settlement, Expires 08/16/2018, Strike Price $76.50	25	1,719,000	1,500
Crude Oil Future, September 2018 Settlement, Expires 08/16/2018, Strike Price $77.00	95	6,532,200	4,750
Crude Oil Future, September 2018 Settlement, Expires 08/16/2018, Strike Price $77.50	75	5,157,000	3,750
Crude Oil Future, September 2018 Settlement, Expires 08/16/2018, Strike Price $78.00	90	6,188,400	3,600
Crude Oil Future, September 2018 Settlement, Expires 08/16/2018, Strike Price $78.50	35	2,406,600	1,050
Crude Oil Future, October 2018 Settlement, Expires 09/17/2018, Strike Price $68.00	150	10,144,500	328,500
Crude Oil Future, October 2018 Settlement, Expires 09/17/2018, Strike Price $68.50	200	13,526,000	392,000
Crude Oil Future, October 2018 Settlement, Expires 09/17/2018, Strike Price $69.00	300	20,289,000	525,000
Crude Oil Future, October 2018 Settlement, Expires 09/17/2018, Strike Price $69.50	400	27,052,000	624,000
Crude Oil Future, October 2018 Settlement, Expires 09/17/2018, Strike Price $70.00	350	23,670,500	483,000
Crude Oil Future, October 2018 Settlement, Expires 09/17/2018, Strike Price $70.50	350	23,670,500	427,000

Crude Oil Future, October 2018 Settlement, Expires 09/17/2018, Strike Price $71.00	375	25,361,250	401,250
Crude Oil Future, October 2018 Settlement, Expires 09/17/2018, Strike Price $71.50	377	25,496,510	354,380
Crude Oil Future, October 2018 Settlement, Expires 09/17/2018, Strike Price $72.00	275	18,598,250	228,250
Crude Oil Future, October 2018 Settlement, Expires 09/17/2018, Strike Price $72.50	160	10,820,800	115,200
Crude Oil Future, October 2018 Settlement, Expires 09/17/2018, Strike Price $73.00	150	10,144,500	94,500
Crude Oil Future, October 2018 Settlement, Expires 09/17/2018, Strike Price $76.00	150	10,144,500	43,500
Crude Oil Future, October 2018 Settlement, Expires 09/17/2018, Strike Price $76.50	100	6,763,000	26,000
Crude Oil Future, October 2018 Settlement, Expires 09/17/2018, Strike Price $77.00	100	6,763,000	23,000
Crude Oil Future, October 2018 Settlement, Expires 09/17/2018, Strike Price $77.50	100	6,763,000	21,000
Euro FX Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $1.18	97	14,231,719	12,125
Euro FX Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $1.19	525	77,027,344	19,688
Euro FX Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $1.19	525	77,027,344	6,563
Euro FX Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $1.20	250	36,679,688	1,563
Euro FX Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $1.20	141	20,687,344	881
Euro FX Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $1.21	290	42,548,438	1,813
Euro FX Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $1.21	274	40,200,938	1,713
Euro FX Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $1.22	105	15,405,469	656
Euro FX Future, September 2018 Settlement, Expires 09/07/2018, Strike Price $1.19	275	40,347,656	158,125
Euro FX Future, September 2018 Settlement, Expires 09/07/2018, Strike Price $1.19	525	77,027,344	216,563
Euro FX Future, September 2018 Settlement, Expires 09/07/2018, Strike Price $1.20	473	69,397,969	135,988
Euro FX Future, September 2018 Settlement, Expires 09/07/2018, Strike Price $1.20	136	19,953,750	27,200
Euro FX Future, September 2018 Settlement, Expires 09/07/2018, Strike Price $1.21	150	22,007,813	20,625
Euro FX Future, October 2018 Settlement, Expires 10/05/2018, Strike Price $1.21	125	18,473,438	73,438
Gold Future, September 2018 Settlement, Expires 08/28/2018, Strike Price $1,225.00	100	12,285,000	141,000
Gold Future, September 2018 Settlement, Expires 08/28/2018, Strike Price $1,230.00	25	3,071,250	20,195
Gold Future, September 2018 Settlement, Expires 08/28/2018, Strike Price $1,235.00	100	12,285,000	83,278
Gold Future, September 2018 Settlement, Expires 08/28/2018, Strike Price $1,240.00	378	46,437,300	287,280
Gold Future, September 2018 Settlement, Expires 08/28/2018, Strike Price $1,245.00	524	64,373,400	319,640
Gold Future, September 2018 Settlement, Expires 08/28/2018, Strike Price $1,250.00	575	70,638,750	281,750
Gold Future, September 2018 Settlement, Expires 08/28/2018, Strike Price $1,255.00	500	61,425,000	200,000
Gold Future, September 2018 Settlement, Expires 08/28/2018, Strike Price $1,260.00	203	24,938,550	66,990
Gold Future, September 2018 Settlement, Expires 08/28/2018, Strike Price $1,265.00	600	73,710,000	162,000
Gold Future, September 2018 Settlement, Expires 08/28/2018, Strike Price $1,270.00	53	6,511,050	12,190
Gold Future, September 2018 Settlement, Expires 08/28/2018, Strike Price $1,275.00	12	1,474,200	2,400
Gold Future, September 2018 Settlement, Expires 08/28/2018, Strike Price $1,280.00	30	3,685,500	5,100
Gold Future, September 2018 Settlement, Expires 08/28/2018, Strike Price $1,285.00	20	2,457,000	3,000
Gold Future, September 2018 Settlement, Expires 08/28/2018, Strike Price $1,290.00	103	12,653,550	14,420
Gold Future, September 2018 Settlement, Expires 08/28/2018, Strike Price $1,295.00	255	31,326,750	30,600
Gold Future, September 2018 Settlement, Expires 08/28/2018, Strike Price $1,300.00	355	43,611,750	39,050
Gold Future, September 2018 Settlement, Expires 08/28/2018, Strike Price $1,305.00	260	31,941,000	26,000
Gold Future, September 2018 Settlement, Expires 08/28/2018, Strike Price $1,310.00	124	15,233,400	11,160
Gold Future, October 2018 Settlement, Expires 09/25/2018, Strike Price $1,245.00	25	3,071,250	25,945
Gold Future, October 2018 Settlement, Expires 09/25/2018, Strike Price $1,250.00	25	3,071,250	22,445
Gold Future, October 2018 Settlement, Expires 09/25/2018, Strike Price $1,255.00	25	3,071,250	19,445
Gold Future, October 2018 Settlement, Expires 09/25/2018, Strike Price $1,260.00	50	6,142,500	30,889
Gold Future, October 2018 Settlement, Expires 09/25/2018, Strike Price $1,265.00	75	9,213,750	47,250
Gold Future, October 2018 Settlement, Expires 09/25/2018, Strike Price $1,270.00	200	24,570,000	110,000
Gold Future, October 2018 Settlement, Expires 09/25/2018, Strike Price $1,275.00	25	3,071,250	12,000
HG Copper Future, September 2018 Settlement, Expires 08/28/2018, Strike Price $274.00	150	10,618,125	440,625
HG Copper Future, September 2018 Settlement, Expires 08/28/2018, Strike Price $285.00	250	17,696,875	331,250
HG Copper Future, September 2018 Settlement, Expires 08/28/2018, Strike Price $300.00	300	21,236,250	108,750
HG Copper Future, September 2018 Settlement, Expires 08/28/2018, Strike Price $310.00	125	8,848,438	20,312
HG Copper Future, September 2018 Settlement, Expires 08/28/2018, Strike Price $320.00	200	14,157,500	17,500
HG Copper Future, September 2018 Settlement, Expires 08/28/2018, Strike Price $330.00	480	33,978,000	24,000
HG Copper Future, October 2018 Settlement, Expires 09/25/2018, Strike Price $285.00	100	7,132,500	225,000
HG Copper Future, October 2018 Settlement, Expires 09/25/2018, Strike Price $300.00	100	7,132,500	96,250
Japanese Yen Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $89.00	5	560,625	4,687
Japanese Yen Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $91.00	250	28,031,250	10,937
Japanese Yen Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $91.50	450	50,456,250	14,062
Japanese Yen Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $92.00	503	56,398,875	9,431
Japanese Yen Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $92.50	520	58,305,000	6,500
Japanese Yen Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $93.00	546	61,220,250	3,412
Japanese Yen Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $93.50	332	37,225,500	2,075
Japanese Yen Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $94.00	240	26,910,000	1,500
Japanese Yen Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $95.00	10	1,121,250	62
Japanese Yen Future, September 2018 Settlement, Expires 09/07/2018, Strike Price $91.00	210	23,546,250	86,625
Japanese Yen Future, September 2018 Settlement, Expires 09/07/2018, Strike Price $91.50	290	32,516,250	87,000
Japanese Yen Future, September 2018 Settlement, Expires 09/07/2018, Strike Price $92.00	188	21,079,500	42,300
Japanese Yen Future, September 2018 Settlement, Expires 09/07/2018, Strike Price $92.50	195	21,864,375	31,687
Japanese Yen Future, September 2018 Settlement, Expires 09/07/2018, Strike Price $93.00	115	12,894,375	14,375
Japanese Yen Future, September 2018 Settlement, Expires 09/07/2018, Strike Price $93.50	330	37,001,250	33,000
Japanese Yen Future, September 2018 Settlement, Expires 09/07/2018, Strike Price $94.00	180	20,182,500	13,500
Japanese Yen Future, October 2018 Settlement, Expires 10/05/2018, Strike Price $90.50	25	2,822,031	30,625
Lean Hogs Future, August 2018 Settlement, Expires 08/14/2018, Strike Price $68.00	100	2,445,000	1,000
Lean Hogs Future, August 2018 Settlement, Expires 08/14/2018, Strike Price $69.00	50	1,222,500	500
Lean Hogs Future, August 2018 Settlement, Expires 08/14/2018, Strike Price $73.00	45	1,100,250	225
Lean Hogs Future, August 2018 Settlement, Expires 08/14/2018, Strike Price $74.00	80	1,956,000	400
Lean Hogs Future, August 2018 Settlement, Expires 08/14/2018, Strike Price $75.00	42	1,026,900	210
Lean Hogs Future, August 2018 Settlement, Expires 08/14/2018, Strike Price $76.00	120	2,934,000	600
Lean Hogs Future, August 2018 Settlement, Expires 08/14/2018, Strike Price $77.00	235	5,745,750	1,175
Lean Hogs Future, August 2018 Settlement, Expires 08/14/2018, Strike Price $78.00	310	7,579,500	1,550
Lean Hogs Future, August 2018 Settlement, Expires 08/14/2018, Strike Price $79.00	265	6,479,250	1,325
Lean Hogs Future, August 2018 Settlement, Expires 08/14/2018, Strike Price $80.00	291	7,114,950	1,455
Lean Hogs Future, August 2018 Settlement, Expires 08/14/2018, Strike Price $81.00	195	4,767,750	975
Lean Hogs Future, August 2018 Settlement, Expires 08/14/2018, Strike Price $82.00	285	6,968,250	1,425
Lean Hogs Future, August 2018 Settlement, Expires 08/14/2018, Strike Price $83.00	125	3,056,250	625
Lean Hogs Future, August 2018 Settlement, Expires 08/14/2018, Strike Price $84.00	45	1,100,250	225
Lean Hogs Future, October 2018 Settlement, Expires 10/12/2018, Strike Price $54.00	126	2,556,540	109,620
Lean Hogs Future, October 2018 Settlement, Expires 10/12/2018, Strike Price $56.00	25	507,250	14,750
Lean Hogs Future, October 2018 Settlement, Expires 10/12/2018, Strike Price $57.00	79	1,602,910	37,920
Lean Hogs Future, October 2018 Settlement, Expires 10/12/2018, Strike Price $58.00	140	2,840,600	54,600
Lean Hogs Future, October 2018 Settlement, Expires 10/12/2018, Strike Price $59.00	200	4,058,000	64,000
Lean Hogs Future, October 2018 Settlement, Expires 10/12/2018, Strike Price $60.00	149	3,023,210	40,230
Lean Hogs Future, October 2018 Settlement, Expires 10/12/2018, Strike Price $61.00	110	2,231,900	24,200
Lean Hogs Future, October 2018 Settlement, Expires 10/12/2018, Strike Price $64.00	30	608,700	3,600
Lean Hogs Future, October 2018 Settlement, Expires 10/12/2018, Strike Price $65.00	40	811,600	4,000
Lean Hogs Future, October 2018 Settlement, Expires 10/12/2018, Strike Price $66.00	100	2,029,000	8,000
Lean Hogs Future, October 2018 Settlement, Expires 10/12/2018, Strike Price $67.00	62	1,257,980	3,720

Lean Hogs Future, October 2018 Settlement, Expires 10/12/2018, Strike Price $68.00	70	1,420,300	3,500
Lean Hogs Future, October 2018 Settlement, Expires 10/12/2018, Strike Price $69.00	10	202,900	400
Live Cattle Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $103.00	14	602,980	26,320
Live Cattle Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $105.00	85	3,660,950	95,200
Live Cattle Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $106.00	50	2,153,500	39,000
Live Cattle Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $107.00	130	5,599,100	63,700
Live Cattle Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $108.00	205	8,829,350	55,350
Live Cattle Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $109.00	340	14,643,800	44,200
Live Cattle Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $110.00	495	21,319,650	24,750
Live Cattle Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $111.00	290	12,490,300	5,800
Live Cattle Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $112.00	160	6,891,200	1,600
Live Cattle Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $113.00	60	2,584,200	600
Live Cattle Future, October 2018 Settlement, Expires 10/05/2018, Strike Price $116.00	20	874,400	7,000
Live Cattle Future, October 2018 Settlement, Expires 10/05/2018, Strike Price $117.00	50	2,186,000	14,000
Live Cattle Future, October 2018 Settlement, Expires 10/05/2018, Strike Price $118.00	20	874,400	4,400
NASDAQ 100 Stock Index, Expires 09/21/2018, Strike Price $7,150.00	80	57,855,840	2,040,400
Natural Gas Future, September 2018 Settlement, Expires 08/28/2018, Strike Price $2.70	800	22,256,000	868,000
Natural Gas Future, September 2018 Settlement, Expires 08/28/2018, Strike Price $2.75	750	20,865,000	585,750
Natural Gas Future, September 2018 Settlement, Expires 08/28/2018, Strike Price $2.80	550	15,301,000	297,550
Natural Gas Future, September 2018 Settlement, Expires 08/28/2018, Strike Price $2.85	80	2,225,600	29,040
Natural Gas Future, September 2018 Settlement, Expires 08/28/2018, Strike Price $2.90	250	6,955,000	59,250
Natural Gas Future, September 2018 Settlement, Expires 08/28/2018, Strike Price $2.95	376	10,460,320	56,400
Natural Gas Future, September 2018 Settlement, Expires 08/28/2018, Strike Price $3.00	1,000	27,820,000	93,000
Natural Gas Future, September 2018 Settlement, Expires 08/28/2018, Strike Price $3.05	1,000	27,820,000	57,000
Natural Gas Future, September 2018 Settlement, Expires 08/28/2018, Strike Price $3.10	1,050	29,211,000	35,700
Natural Gas Future, September 2018 Settlement, Expires 08/28/2018, Strike Price $3.15	1,000	27,820,000	20,000
Natural Gas Future, September 2018 Settlement, Expires 08/28/2018, Strike Price $3.20	670	18,639,400	7,370
Natural Gas Future, September 2018 Settlement, Expires 08/28/2018, Strike Price $3.25	440	12,240,800	3,080
Natural Gas Future, September 2018 Settlement, Expires 08/28/2018, Strike Price $3.30	140	3,894,800	560
Natural Gas Future, October 2018 Settlement, Expires 09/25/2018, Strike Price $2.75	350	9,793,000	396,200
Natural Gas Future, October 2018 Settlement, Expires 09/25/2018, Strike Price $2.80	100	2,798,000	88,000
Natural Gas Future, October 2018 Settlement, Expires 09/25/2018, Strike Price $2.85	125	3,497,500	83,875
Natural Gas Future, October 2018 Settlement, Expires 09/25/2018, Strike Price $2.90	384	10,744,320	192,768
Natural Gas Future, October 2018 Settlement, Expires 09/25/2018, Strike Price $2.95	350	9,793,000	128,800
Natural Gas Future, October 2018 Settlement, Expires 09/25/2018, Strike Price $3.00	500	13,990,000	133,000
Natural Gas Future, October 2018 Settlement, Expires 09/25/2018, Strike Price $3.05	300	8,394,000	56,700
Natural Gas Future, October 2018 Settlement, Expires 09/25/2018, Strike Price $3.10	725	20,285,500	96,425
Natural Gas Future, October 2018 Settlement, Expires 09/25/2018, Strike Price $3.15	325	9,093,500	30,225
Natural Gas Future, October 2018 Settlement, Expires 09/25/2018, Strike Price $3.25	125	3,497,500	5,750
Natural Gas Future, November 2018 Settlement, Expires 10/26/2018, Strike Price $2.85	100	2,843,000	114,600
Natural Gas Future, November 2018 Settlement, Expires 10/26/2018, Strike Price $3.05	25	710,750	12,150
Natural Gas Future, November 2018 Settlement, Expires 10/26/2018, Strike Price $3.10	75	2,132,250	28,800
Natural Gas Future, November 2018 Settlement, Expires 10/26/2018, Strike Price $3.15	101	2,871,430	30,401
Russell 2000 Index, Expires 09/21/2018, Strike Price $1,680.00	1,400	233,913,400	4,599,000
S&P 500 Index, Expires 09/21/2018, Strike Price $2,775.00	2,600	732,235,400	19,526,000
Short-Dated New Crop Corn Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $410.00	100	1,932,500	17,500
Silver Future, September 2018 Settlement, Expires 08/28/2018, Strike Price $15.80	25	1,944,875	14,195
Silver Future, September 2018 Settlement, Expires 08/28/2018, Strike Price $15.85	25	1,944,875	12,945
Silver Future, September 2018 Settlement, Expires 08/28/2018, Strike Price $15.90	150	11,669,250	93,750
Silver Future, September 2018 Settlement, Expires 08/28/2018, Strike Price $15.95	288	22,404,960	161,280
Silver Future, September 2018 Settlement, Expires 08/28/2018, Strike Price $16.00	300	23,338,500	150,000
Silver Future, September 2018 Settlement, Expires 08/28/2018, Strike Price $16.05	201	15,636,795	90,450
Silver Future, September 2018 Settlement, Expires 08/28/2018, Strike Price $16.10	268	20,849,060	108,540
Silver Future, September 2018 Settlement, Expires 08/28/2018, Strike Price $16.15	280	21,782,600	102,200
Silver Future, September 2018 Settlement, Expires 08/28/2018, Strike Price $16.20	108	8,401,860	35,100
Silver Future, September 2018 Settlement, Expires 08/28/2018, Strike Price $16.25	75	5,834,625	22,125
Silver Future, September 2018 Settlement, Expires 08/28/2018, Strike Price $16.30	25	1,944,875	6,750
Soybean Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $880.00	55	2,499,063	104,500
Soybean Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $890.00	301	13,676,688	468,431
Soybean Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $900.00	478	21,719,125	606,462
Soybean Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $910.00	500	22,718,750	515,625
Soybean Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $920.00	550	24,990,625	453,750
Soybean Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $930.00	523	23,763,813	343,219
Soybean Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $940.00	405	18,402,188	210,094
Soybean Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $950.00	426	19,356,375	175,725
Soybean Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $960.00	414	18,811,125	134,550
Soybean Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $970.00	12	545,250	3,150
Soybean Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $1,020.00	10	454,375	937
Soybean Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $1,100.00	50	2,271,875	1,562
Soybean Future, October 2018 Settlement, Expires 09/21/2018, Strike Price $870.00	75	3,446,250	219,844
Soybean Future, October 2018 Settlement, Expires 09/21/2018, Strike Price $900.00	100	4,595,000	194,375
Soybean Future, October 2018 Settlement, Expires 09/21/2018, Strike Price $930.00	50	2,297,500	61,250
Soybean Future, October 2018 Settlement, Expires 09/21/2018, Strike Price $940.00	175	8,041,250	182,656
Soybean Future, October 2018 Settlement, Expires 09/21/2018, Strike Price $950.00	325	14,933,750	286,406
Soybean Future, October 2018 Settlement, Expires 09/21/2018, Strike Price $960.00	226	10,384,700	169,500
Soybean Future, October 2018 Settlement, Expires 09/21/2018, Strike Price $970.00	75	3,446,250	43,234
Soybean Future, October 2018 Settlement, Expires 09/21/2018, Strike Price $980.00	125	5,743,750	59,973
Soybean Future, November 2018 Settlement, Expires 10/26/2018, Strike Price $900.00	50	2,297,500	116,875
Sugar Future, September 2018 Settlement, Expires 08/15/2018, Strike Price $11.00	50	590,800	5,040
Sugar Future, September 2018 Settlement, Expires 08/15/2018, Strike Price $11.25	350	4,135,600	19,600
Sugar Future, September 2018 Settlement, Expires 08/15/2018, Strike Price $11.50	194	2,292,304	6,518
Sugar Future, September 2018 Settlement, Expires 08/15/2018, Strike Price $11.75	147	1,736,952	3,293
Sugar Future, September 2018 Settlement, Expires 08/15/2018, Strike Price $12.00	190	2,245,040	2,128
Sugar Future, September 2018 Settlement, Expires 08/15/2018, Strike Price $12.25	240	2,835,840	2,688
Sugar Future, September 2018 Settlement, Expires 08/15/2018, Strike Price $12.50	495	5,848,920	5,544
Sugar Future, September 2018 Settlement, Expires 08/15/2018, Strike Price $12.75	235	2,776,760	2,632
Sugar Future, September 2018 Settlement, Expires 08/15/2018, Strike Price $13.00	220	2,599,520	2,464
Sugar Future, September 2018 Settlement, Expires 08/15/2018, Strike Price $13.25	100	1,181,600	1,120
Sugar Future, September 2018 Settlement, Expires 08/15/2018, Strike Price $13.50	40	472,640	448
Sugar Future, September 2018 Settlement, Expires 08/15/2018, Strike Price $13.75	28	330,848	314
Sugar Future, October 2018 Settlement, Expires 09/17/2018, Strike Price $11.00	50	590,800	14,560
Sugar Future, October 2018 Settlement, Expires 09/17/2018, Strike Price $11.25	50	590,800	11,200
Sugar Future, October 2018 Settlement, Expires 09/17/2018, Strike Price $11.50	485	5,730,760	81,480
Sugar Future, October 2018 Settlement, Expires 09/17/2018, Strike Price $11.75	45	531,720	5,544
Sugar Future, October 2018 Settlement, Expires 09/17/2018, Strike Price $12.00	149	1,760,584	15,019
Sugar Future, October 2018 Settlement, Expires 09/17/2018, Strike Price $12.25	260	3,072,160	20,384
Sugar Future, October 2018 Settlement, Expires 09/17/2018, Strike Price $12.50	556	6,569,696	31,136
Sugar Future, October 2018 Settlement, Expires 09/17/2018, Strike Price $12.75	478	5,648,048	21,414

Sugar Future, October 2018 Settlement, Expires 09/17/2018, Strike Price $13.00	810	9,570,960	27,216
Sugar Future, October 2018 Settlement, Expires 09/17/2018, Strike Price $13.25	330	3,899,280	11,088
Sugar Future, October 2018 Settlement, Expires 09/17/2018, Strike Price $13.50	325	3,840,200	7,280
Sugar Future, October 2018 Settlement, Expires 09/17/2018, Strike Price $13.75	72	850,752	1,613
Sugar Future, October 2018 Settlement, Expires 09/17/2018, Strike Price $14.00	15	177,240	336
Sugar Future, October 2018 Settlement, Expires 09/17/2018, Strike Price $14.25	10	118,160	112
Sugar Future, November 2018 Settlement, Expires 10/15/2018, Strike Price $12.00	50	642,880	19,040
Sugar Future, November 2018 Settlement, Expires 10/15/2018, Strike Price $12.25	100	1,285,760	30,240
Sugar Future, November 2018 Settlement, Expires 10/15/2018, Strike Price $12.50	300	3,857,280	73,920
Sugar Future, November 2018 Settlement, Expires 10/15/2018, Strike Price $12.75	275	3,535,840	55,440
Sugar Future, November 2018 Settlement, Expires 10/15/2018, Strike Price $13.00	400	5,143,040	62,720
Sugar Future, November 2018 Settlement, Expires 10/15/2018, Strike Price $13.25	50	642,880	6,160
Sugar Future, November 2018 Settlement, Expires 10/15/2018, Strike Price $13.50	25	321,440	2,520
U.S. Treasury 10-Year Note Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $119.75	350	41,797,000	95,541
U.S. Treasury 10-Year Note Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $120.00	200	23,884,000	37,500
U.S. Treasury 10-Year Note Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $120.25	250	29,855,000	32,418
U.S. Treasury 10-Year Note Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $120.50	546	65,203,320	51,187
U.S. Treasury 10-Year Note Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $121.00	500	59,710,000	23,438
U.S. Treasury 10-Year Note Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $121.50	400	47,768,000	12,500
U.S. Treasury 10-Year Note Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $122.00	65	7,762,300	1,016
U.S. Treasury 10-Year Note Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $122.50	100	11,942,000	1,563
U.S. Treasury 10-Year Note Future, October 2018 Settlement, Expires 09/21/2018, Strike Price $120.00	500	59,535,000	156,250
U.S. Treasury 10-Year Note Future, October 2018 Settlement, Expires 09/21/2018, Strike Price $120.50	350	41,674,500	71,094
U.S. Treasury 10-Year Note Future, October 2018 Settlement, Expires 09/21/2018, Strike Price $121.00	50	5,953,500	6,250
U.S. Treasury 10-Year Note Future, October 2018 Settlement, Expires 09/21/2018, Strike Price $121.50	50	5,953,500	3,906
U.S. Treasury 10-Year Note Future, November 2018 Settlement, Expires 10/26/2018, Strike Price $120.00	250	29,767,500	128,906
U.S. Treasury 10-Year Note Future, November 2018 Settlement, Expires 10/26/2018, Strike Price $120.50	500	59,535,000	187,500
U.S. Treasury 10-Year Note Future, November 2018 Settlement, Expires 10/26/2018, Strike Price $121.00	350	41,674,500	92,969
U.S. Treasury Long Bond Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $144.00	133	19,015,010	66,500
U.S. Treasury Long Bond Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $144.50	450	64,336,500	167,258
U.S. Treasury Long Bond Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $145.00	611	87,354,670	152,750
U.S. Treasury Long Bond Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $146.00	520	74,344,400	65,000
U.S. Treasury Long Bond Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $147.00	590	84,352,300	36,875
U.S. Treasury Long Bond Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $148.00	500	71,485,000	15,625
U.S. Treasury Long Bond Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $149.00	150	21,445,500	2,344
U.S. Treasury Long Bond Future, October 2018 Settlement, Expires 09/21/2018, Strike Price $143.00	250	35,517,500	261,719
U.S. Treasury Long Bond Future, October 2018 Settlement, Expires 09/21/2018, Strike Price $144.00	500	71,035,000	343,750
U.S. Treasury Long Bond Future, October 2018 Settlement, Expires 09/21/2018, Strike Price $145.00	495	70,324,650	216,563
U.S. Treasury Long Bond Future, November 2018 Settlement, Expires 10/26/2018, Strike Price $144.00	250	35,517,500	281,250
U.S. Treasury Long Bond Future, November 2018 Settlement, Expires 10/26/2018, Strike Price $145.00	500	71,035,000	406,250
U.S. Treasury Long Bond Future, November 2018 Settlement, Expires 10/26/2018, Strike Price $146.00	450	63,931,500	267,188
Wheat Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $480.00	400	11,075,000	1,487,500
Wheat Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $500.00	300	8,306,250	840,000
Wheat Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $505.00	460	12,736,250	1,190,250
Wheat Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $510.00	510	14,120,625	1,211,250
Wheat Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $515.00	500	13,843,750	1,090,625
Wheat Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $520.00	485	13,428,438	966,969
Wheat Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $525.00	495	13,705,313	903,375
Wheat Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $530.00	561	15,532,688	932,662
Wheat Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $535.00	462	12,791,625	695,887
Wheat Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $540.00	469	12,985,438	636,081
Wheat Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $545.00	80	2,215,000	98,000
Wheat Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $550.00	130	3,599,375	143,812
Wheat Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $555.00	90	2,491,875	90,562
Wheat Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $560.00	605	16,750,938	552,063
Wheat Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $565.00	130	3,599,375	106,438
Wheat Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $570.00	185	5,122,188	135,281
Wheat Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $575.00	300	8,306,250	198,750
Wheat Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $580.00	450	12,459,375	270,000
Wheat Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $585.00	275	7,614,063	147,813
Wheat Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $590.00	275	7,614,063	132,344
Wheat Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $595.00	275	7,614,063	116,875
Wheat Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $600.00	250	6,921,875	95,313
Wheat Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $605.00	150	4,153,125	51,563
Wheat Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $610.00	100	2,768,750	38,322
Wheat Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $615.00	100	2,768,750	34,572
Wheat Future, October 2018 Settlement, Expires 09/21/2018, Strike Price $565.00	25	716,563	39,063

TOTAL CALL OPTIONS			81,941,908

(Premiums Received $93,236,553)
PUT OPTIONS
Australian Dollar Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $72.00	376	27,970,640	1,880
Australian Dollar Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $72.50	420	31,243,800	2,100
Australian Dollar Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $73.00	500	37,195,000	7,500
Australian Dollar Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $73.50	500	37,195,000	20,000
Australian Dollar Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $74.00	511	38,013,290	61,320
Australian Dollar Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $74.50	350	26,036,500	115,500
Australian Dollar Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $75.00	275	20,457,250	187,000
Australian Dollar Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $75.50	175	13,018,250	197,750
Australian Dollar Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $76.00	20	1,487,800	32,200
Australian Dollar Future, August 2018 Settlement, Expires 08/10/2018, Strike Price $73.00	50	3,719,500	3,000
Australian Dollar Future, August 2018 Settlement, Expires 08/10/2018, Strike Price $73.50	50	3,719,500	6,000
Australian Dollar Future, August 2018 Settlement, Expires 08/10/2018, Strike Price $74.00	125	9,298,750	30,000
Australian Dollar Future, August 2018 Settlement, Expires 08/10/2018, Strike Price $74.50	150	11,158,500	69,000
Australian Dollar Future, August 2018 Settlement, Expires 08/10/2018, Strike Price $75.00	325	24,176,750	55,250
Australian Dollar Future, August 2018 Settlement, Expires 08/10/2018, Strike Price $75.50	75	5,579,250	5,250
Australian Dollar Future, September 2018 Settlement, Expires 09/07/2018, Strike Price $72.00	146	10,860,940	17,520
Australian Dollar Future, September 2018 Settlement, Expires 09/07/2018, Strike Price $72.50	298	22,168,220	56,620
Australian Dollar Future, September 2018 Settlement, Expires 09/07/2018, Strike Price $73.00	403	29,979,170	108,810
Australian Dollar Future, September 2018 Settlement, Expires 09/07/2018, Strike Price $73.50	500	37,195,000	200,000
Australian Dollar Future, September 2018 Settlement, Expires 09/07/2018, Strike Price $74.00	156	11,604,840	88,920
Australian Dollar Future, October 2018 Settlement, Expires 10/05/2018, Strike Price $72.00	125	9,303,750	33,750
Australian Dollar Future, October 2018 Settlement, Expires 10/05/2018, Strike Price $73.50	75	5,582,250	47,250
British Pound Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $129.50	50	4,109,375	937
British Pound Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $130.00	100	8,218,750	3,750
British Pound Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $130.50	454	37,313,125	34,050
British Pound Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $131.00	502	41,258,125	72,162
British Pound Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $131.50	525	43,148,438	137,812

British Pound Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $132.00	575	47,257,813	258,750
British Pound Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $132.50	475	39,039,063	326,562
British Pound Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $133.00	275	22,601,563	264,687
British Pound Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $133.50	150	12,328,125	188,437
British Pound Future, August 2018 Settlement, Expires 08/10/2018, Strike Price $132.00	125	10,273,438	69,531
British Pound Future, August 2018 Settlement, Expires 08/10/2018, Strike Price $132.50	125	10,273,438	96,094
British Pound Future, September 2018 Settlement, Expires 09/07/2018, Strike Price $128.50	45	3,698,438	8,156
British Pound Future, September 2018 Settlement, Expires 09/07/2018, Strike Price $129.00	254	20,875,625	60,325
British Pound Future, September 2018 Settlement, Expires 09/07/2018, Strike Price $129.50	550	45,203,125	165,000
British Pound Future, September 2018 Settlement, Expires 09/07/2018, Strike Price $130.00	463	38,052,813	173,625
British Pound Future, September 2018 Settlement, Expires 09/07/2018, Strike Price $130.50	375	30,820,313	178,125
British Pound Future, September 2018 Settlement, Expires 09/07/2018, Strike Price $131.00	100	8,218,750	58,750
British Pound Future, October 2018 Settlement, Expires 10/05/2018, Strike Price $128.00	75	6,189,375	22,969
British Pound Future, October 2018 Settlement, Expires 10/05/2018, Strike Price $128.50	78	6,436,950	27,787
Canadian Dollar Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $74.00	75	5,774,625	375
Canadian Dollar Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $74.50	246	18,940,770	1,230
Canadian Dollar Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $75.00	500	38,497,500	2,500
Canadian Dollar Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $75.50	350	26,948,250	1,750
Canadian Dollar Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $76.00	500	38,497,500	10,000
Canadian Dollar Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $76.50	500	38,497,500	40,000
Canadian Dollar Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $77.00	45	3,464,775	10,800
Canadian Dollar Future, September 2018 Settlement, Expires 09/07/2018, Strike Price $74.00	25	1,924,875	1,250
Canadian Dollar Future, September 2018 Settlement, Expires 09/07/2018, Strike Price $74.50	375	28,873,125	30,000
Canadian Dollar Future, September 2018 Settlement, Expires 09/07/2018, Strike Price $75.00	500	38,497,500	65,000
Canadian Dollar Future, September 2018 Settlement, Expires 09/07/2018, Strike Price $75.50	500	38,497,500	100,000
Canadian Dollar Future, September 2018 Settlement, Expires 09/07/2018, Strike Price $76.00	625	48,121,875	193,750
Canadian Dollar Future, September 2018 Settlement, Expires 09/07/2018, Strike Price $76.50	150	11,549,250	70,500
Canadian Dollar Future, October 2018 Settlement, Expires 10/05/2018, Strike Price $74.00	75	5,784,000	9,000
Canadian Dollar Future, October 2018 Settlement, Expires 10/05/2018, Strike Price $74.50	200	15,424,000	34,000
Canadian Dollar Future, October 2018 Settlement, Expires 10/05/2018, Strike Price $75.00	175	13,496,000	42,000
Canadian Dollar Future, October 2018 Settlement, Expires 10/05/2018, Strike Price $75.50	25	1,928,000	8,500
Canadian Dollar Future, October 2018 Settlement, Expires 10/05/2018, Strike Price $76.00	152	11,722,240	71,440
Canadian Dollar Future, October 2018 Settlement, Expires 10/05/2018, Strike Price $76.50	150	11,568,000	96,000
CBOE Volatility Index, Expires 08/22/2018, Strike Price $14.00	1,520	1,950,160	182,400
CBOE Volatility Index, Expires 08/22/2018, Strike Price $14.50	1,434	1,839,822	222,270
CBOE Volatility Index, Expires 08/22/2018, Strike Price $15.00	1,700	2,181,100	331,500
CBOE Volatility Index, Expires 08/22/2018, Strike Price $16.00	52	66,716	14,300
CBOE Volatility Index, Expires 08/22/2018, Strike Price $17.00	750	962,250	270,000
CBOE Volatility Index, Expires 09/19/2018, Strike Price $15.00	2,305	2,957,315	403,375
Cocoa Future, September 2018 Settlement, Expires 08/03/2018, Strike Price $2,200.00	400	8,680,000	184,000
Cocoa Future, September 2018 Settlement, Expires 08/03/2018, Strike Price $2,250.00	600	13,020,000	522,000
Cocoa Future, September 2018 Settlement, Expires 08/03/2018, Strike Price $2,300.00	250	5,425,000	332,500
Cocoa Future, September 2018 Settlement, Expires 08/03/2018, Strike Price $2,350.00	140	3,038,000	253,400
Cocoa Future, September 2018 Settlement, Expires 08/03/2018, Strike Price $2,400.00	210	4,557,000	483,000
Cocoa Future, September 2018 Settlement, Expires 08/03/2018, Strike Price $2,450.00	180	3,906,000	504,000
Cocoa Future, September 2018 Settlement, Expires 08/03/2018, Strike Price $2,500.00	40	868,000	132,000
Cocoa Future, September 2018 Settlement, Expires 08/03/2018, Strike Price $2,550.00	20	434,000	76,000
Cocoa Future, September 2018 Settlement, Expires 08/03/2018, Strike Price $2,600.00	240	5,208,000	1,032,000
Cocoa Future, September 2018 Settlement, Expires 08/31/2018, Strike Price GBP 1,675.00	150	3,152,071	183,100
Cocoa Future, October 2018 Settlement, Expires 09/07/2018, Strike Price $2,200.00	250	5,550,000	160,000
Cocoa Future, October 2018 Settlement, Expires 09/07/2018, Strike Price $2,250.00	100	2,220,000	91,000
Cocoa Future, October 2018 Settlement, Expires 09/07/2018, Strike Price $2,350.00	250	5,550,000	397,500
Coffee ‘C’ Future, September 2018 Settlement, Expires 08/10/2018, Strike Price $100.00	100	4,121,250	1,500
Coffee ‘C’ Future, September 2018 Settlement, Expires 08/10/2018, Strike Price $105.00	96	3,956,400	9,720
Coffee ‘C’ Future, September 2018 Settlement, Expires 08/10/2018, Strike Price $107.50	305	12,569,813	84,637
Coffee ‘C’ Future, September 2018 Settlement, Expires 08/10/2018, Strike Price $110.00	129	5,316,413	85,624
Coffee ‘C’ Future, September 2018 Settlement, Expires 08/10/2018, Strike Price $112.50	420	17,309,250	540,225
Coffee ‘C’ Future, September 2018 Settlement, Expires 08/10/2018, Strike Price $115.00	400	16,485,000	828,000
Coffee ‘C’ Future, September 2018 Settlement, Expires 08/10/2018, Strike Price $117.50	80	3,297,000	234,600
Coffee ‘C’ Future, September 2018 Settlement, Expires 08/10/2018, Strike Price $120.00	50	2,060,625	192,000
Coffee ‘C’ Future, October 2018 Settlement, Expires 09/14/2018, Strike Price $107.50	25	1,060,313	10,969
Coffee ‘C’ Future, October 2018 Settlement, Expires 09/14/2018, Strike Price $110.00	190	8,058,375	141,075
Coffee ‘C’ Future, October 2018 Settlement, Expires 09/14/2018, Strike Price $112.50	60	2,544,750	70,425
Coffee ‘C’ Future, October 2018 Settlement, Expires 09/14/2018, Strike Price $115.00	176	7,464,600	305,580
Coffee ‘C’ Future, October 2018 Settlement, Expires 09/14/2018, Strike Price $117.50	20	848,250	48,000
Coffee Robusta Future, September 2018 Settlement, Expires 08/15/2018, Strike Price $1,600.00	150	2,466,000	15,000
Coffee Robusta Future, September 2018 Settlement, Expires 08/15/2018, Strike Price $1,650.00	100	1,644,000	30,000
Coffee Robusta Future, September 2018 Settlement, Expires 08/15/2018, Strike Price $1,700.00	850	13,974,000	552,500
Coffee Robusta Future, September 2018 Settlement, Expires 08/15/2018, Strike Price $1,800.00	100	1,644,000	157,000
Coffee Robusta Future, November 2018 Settlement, Expires 10/17/2018, Strike Price $1,600.00	300	4,911,000	114,000
Corn Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $330.00	55	1,023,688	1,031
Corn Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $335.00	377	7,016,913	9,425
Corn Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $340.00	1,268	23,600,650	39,625
Corn Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $345.00	775	14,424,688	38,750
Corn Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $350.00	900	16,751,250	67,500
Corn Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $355.00	997	18,556,663	118,394
Corn Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $360.00	554	10,311,325	103,875
Corn Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $365.00	435	8,096,438	122,344
Corn Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $370.00	424	7,891,700	172,250
Corn Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $375.00	1,084	20,175,950	602,975
Corn Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $380.00	879	16,360,388	637,275
Corn Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $385.00	700	13,028,750	634,375
Corn Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $400.00	50	930,625	76,562
Corn Future, October 2018 Settlement, Expires 09/21/2018, Strike Price $340.00	17	328,525	744
Corn Future, October 2018 Settlement, Expires 09/21/2018, Strike Price $345.00	20	386,500	1,125
Corn Future, October 2018 Settlement, Expires 09/21/2018, Strike Price $350.00	55	1,062,875	4,125
Corn Future, October 2018 Settlement, Expires 09/21/2018, Strike Price $355.00	235	4,541,375	24,969
Corn Future, October 2018 Settlement, Expires 09/21/2018, Strike Price $360.00	375	7,246,875	53,906
Corn Future, October 2018 Settlement, Expires 09/21/2018, Strike Price $365.00	568	10,976,600	113,600
Corn Future, October 2018 Settlement, Expires 09/21/2018, Strike Price $370.00	395	7,633,375	106,156
Corn Future, October 2018 Settlement, Expires 09/21/2018, Strike Price $375.00	200	3,865,000	73,206
Corn Future, October 2018 Settlement, Expires 09/21/2018, Strike Price $380.00	200	3,865,000	91,331
Cotton Future, September 2018 Settlement, Expires 08/17/2018, Strike Price $78.00	9	403,155	45
Cotton Future, September 2018 Settlement, Expires 08/17/2018, Strike Price $79.00	303	13,572,885	3,030
Cotton Future, September 2018 Settlement, Expires 08/17/2018, Strike Price $80.00	546	24,458,070	8,190
Cotton Future, September 2018 Settlement, Expires 08/17/2018, Strike Price $81.00	500	22,397,500	10,000
Cotton Future, September 2018 Settlement, Expires 08/17/2018, Strike Price $82.00	330	14,782,350	11,550
Cotton Future, September 2018 Settlement, Expires 08/17/2018, Strike Price $83.00	334	14,961,530	20,040

Cotton Future, September 2018 Settlement, Expires 08/17/2018, Strike Price $84.00	180	8,063,100	17,100
Cotton Future, September 2018 Settlement, Expires 08/17/2018, Strike Price $85.00	200	8,959,000	31,000
Cotton Future, September 2018 Settlement, Expires 08/17/2018, Strike Price $86.00	60	2,687,700	14,700
Cotton Future, November 2018 Settlement, Expires 10/19/2018, Strike Price $77.00	100	4,479,500	13,000
Cotton Future, November 2018 Settlement, Expires 10/19/2018, Strike Price $78.00	174	7,794,330	29,580
Cotton Future, November 2018 Settlement, Expires 10/19/2018, Strike Price $79.00	175	7,839,125	38,500
Cotton Future, November 2018 Settlement, Expires 10/19/2018, Strike Price $80.00	40	1,791,800	11,400
Cotton Future, November 2018 Settlement, Expires 10/19/2018, Strike Price $83.00	35	1,567,825	20,300
Cotton Future, November 2018 Settlement, Expires 10/19/2018, Strike Price $81.00	4	179,180	1,460
Cotton Future, November 2018 Settlement, Expires 10/19/2018, Strike Price $85.00	2	89,590	1,770
Crude Oil Future, September 2018 Settlement, Expires 08/16/2018, Strike Price $62.00	10	687,600	900
Crude Oil Future, September 2018 Settlement, Expires 08/16/2018, Strike Price $62.50	95	6,532,200	10,450
Crude Oil Future, September 2018 Settlement, Expires 08/16/2018, Strike Price $63.00	315	21,659,400	44,100
Crude Oil Future, September 2018 Settlement, Expires 08/16/2018, Strike Price $63.50	350	24,066,000	59,500
Crude Oil Future, September 2018 Settlement, Expires 08/16/2018, Strike Price $64.00	350	24,066,000	73,500
Crude Oil Future, September 2018 Settlement, Expires 08/16/2018, Strike Price $64.50	550	37,818,000	137,500
Crude Oil Future, September 2018 Settlement, Expires 08/16/2018, Strike Price $65.00	530	36,442,800	164,300
Crude Oil Future, September 2018 Settlement, Expires 08/16/2018, Strike Price $65.50	546	37,542,960	212,940
Crude Oil Future, September 2018 Settlement, Expires 08/16/2018, Strike Price $66.00	545	37,474,200	267,050
Crude Oil Future, September 2018 Settlement, Expires 08/16/2018, Strike Price $66.50	530	36,442,800	318,000
Crude Oil Future, September 2018 Settlement, Expires 08/16/2018, Strike Price $67.00	525	36,099,000	388,500
Crude Oil Future, September 2018 Settlement, Expires 08/16/2018, Strike Price $67.50	505	34,723,800	449,450
Crude Oil Future, September 2018 Settlement, Expires 08/16/2018, Strike Price $68.00	350	24,066,000	378,000
Crude Oil Future, September 2018 Settlement, Expires 08/16/2018, Strike Price $68.50	46	3,162,960	59,340
Crude Oil Future, October 2018 Settlement, Expires 09/17/2018, Strike Price $60.00	100	6,763,000	35,000
Crude Oil Future, October 2018 Settlement, Expires 09/17/2018, Strike Price $60.50	204	13,796,520	83,640
Crude Oil Future, October 2018 Settlement, Expires 09/17/2018, Strike Price $61.00	200	13,526,000	94,000
Crude Oil Future, October 2018 Settlement, Expires 09/17/2018, Strike Price $61.50	400	27,052,000	212,000
Crude Oil Future, October 2018 Settlement, Expires 09/17/2018, Strike Price $62.00	425	28,742,750	259,250
Crude Oil Future, October 2018 Settlement, Expires 09/17/2018, Strike Price $62.50	500	33,815,000	350,000
Crude Oil Future, October 2018 Settlement, Expires 09/17/2018, Strike Price $63.00	578	39,090,140	462,400
Crude Oil Future, October 2018 Settlement, Expires 09/17/2018, Strike Price $63.50	582	39,360,660	529,620
Crude Oil Future, October 2018 Settlement, Expires 09/17/2018, Strike Price $64.00	500	33,815,000	515,000
Crude Oil Future, October 2018 Settlement, Expires 09/17/2018, Strike Price $64.50	475	32,124,250	555,750
Crude Oil Future, October 2018 Settlement, Expires 09/17/2018, Strike Price $65.00	496	33,544,480	654,720
Crude Oil Future, October 2018 Settlement, Expires 09/17/2018, Strike Price $65.50	275	18,598,250	409,750
Crude Oil Future, October 2018 Settlement, Expires 09/17/2018, Strike Price $66.00	133	8,994,790	222,110
Crude Oil Future, October 2018 Settlement, Expires 09/17/2018, Strike Price $66.50	100	6,763,000	186,000
Crude Oil Future, November 2018 Settlement, Expires 10/17/2018, Strike Price $60.00	100	6,727,000	81,000
Euro FX Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $1.16	155	22,741,406	969
Euro FX Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $1.16	448	65,730,000	11,200
Euro FX Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $1.17	526	77,174,063	39,450
Euro FX Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $1.17	500	73,359,375	106,250
Euro FX Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $1.18	440	64,556,250	209,000
Euro FX Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $1.18	225	33,011,719	202,500
Euro FX Future, September 2018 Settlement, Expires 09/07/2018, Strike Price $1.15	25	3,667,969	7,188
Euro FX Future, September 2018 Settlement, Expires 09/07/2018, Strike Price $1.16	300	44,015,625	120,000
Euro FX Future, September 2018 Settlement, Expires 09/07/2018, Strike Price $1.16	100	14,671,875	53,750
Euro FX Future, September 2018 Settlement, Expires 09/07/2018, Strike Price $1.17	225	33,011,719	160,313
Euro FX Future, September 2018 Settlement, Expires 09/07/2018, Strike Price $1.17	200	29,343,750	190,000
Euro FX Future, September 2018 Settlement, Expires 09/07/2018, Strike Price $1.18	400	58,687,500	490,000
Euro FX Future, September 2018 Settlement, Expires 09/07/2018, Strike Price $1.18	225	33,011,719	354,375
Euro FX Future, October 2018 Settlement, Expires 10/05/2018, Strike Price $1.16	10	1,477,875	6,875
Euro FX Future, October 2018 Settlement, Expires 10/05/2018, Strike Price $1.18	125	18,473,438	187,500
Euro FX Future, October 2018 Settlement, Expires 10/05/2018, Strike Price $1.19	125	18,473,438	225,000
Gold Future, September 2018 Settlement, Expires 08/28/2018, Strike Price $1,200.00	150	18,427,500	49,500
Gold Future, September 2018 Settlement, Expires 08/28/2018, Strike Price $1,205.00	450	55,282,500	189,000
Gold Future, September 2018 Settlement, Expires 08/28/2018, Strike Price $1,210.00	525	64,496,250	278,250
Gold Future, September 2018 Settlement, Expires 08/28/2018, Strike Price $1,215.00	611	75,061,350	409,370
Gold Future, September 2018 Settlement, Expires 08/28/2018, Strike Price $1,220.00	540	66,339,000	459,000
Gold Future, September 2018 Settlement, Expires 08/28/2018, Strike Price $1,225.00	385	47,297,250	408,100
Gold Future, September 2018 Settlement, Expires 08/28/2018, Strike Price $1,230.00	305	37,469,250	399,550
Gold Future, September 2018 Settlement, Expires 08/28/2018, Strike Price $1,235.00	159	19,533,150	252,810
Gold Future, September 2018 Settlement, Expires 08/28/2018, Strike Price $1,240.00	47	5,773,950	89,770
Gold Future, September 2018 Settlement, Expires 08/28/2018, Strike Price $1,245.00	26	3,194,100	58,760
Gold Future, October 2018 Settlement, Expires 09/25/2018, Strike Price $1,190.00	200	24,570,000	102,000
Gold Future, October 2018 Settlement, Expires 09/25/2018, Strike Price $1,195.00	299	36,732,150	179,400
Gold Future, October 2018 Settlement, Expires 09/25/2018, Strike Price $1,200.00	25	3,071,250	17,750
HG Copper Future, September 2018 Settlement, Expires 08/28/2018, Strike Price $260.00	287	20,316,013	39,462
HG Copper Future, September 2018 Settlement, Expires 08/28/2018, Strike Price $270.00	100	7,078,750	43,750
HG Copper Future, September 2018 Settlement, Expires 08/28/2018, Strike Price $280.00	100	7,078,750	117,500
HG Copper Future, September 2018 Settlement, Expires 08/28/2018, Strike Price $285.00	100	7,078,750	178,750
HG Copper Future, September 2018 Settlement, Expires 08/28/2018, Strike Price $290.00	300	21,236,250	772,500
HG Copper Future, September 2018 Settlement, Expires 08/28/2018, Strike Price $300.00	300	21,236,250	1,372,500
HG Copper Future, October 2018 Settlement, Expires 09/25/2018, Strike Price $267.00	290	20,684,250	181,250
HG Copper Future, October 2018 Settlement, Expires 09/25/2018, Strike Price $290.00	175	12,481,875	503,125
HG Copper Future, October 2018 Settlement, Expires 09/25/2018, Strike Price $300.00	100	7,132,500	462,500
Japanese Yen Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $88.00	165	18,500,625	1,031
Japanese Yen Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $88.50	181	20,294,625	3,394
Japanese Yen Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $89.00	50	5,606,250	3,125
Japanese Yen Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $89.50	500	56,062,500	106,250
Japanese Yen Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $90.00	536	60,099,000	301,500
Japanese Yen Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $90.50	542	60,771,750	582,650
Japanese Yen Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $91.00	96	10,764,000	160,800
Japanese Yen Future, August 2018 Settlement, Expires 08/10/2018, Strike Price $89.00	20	2,242,500	3,703
Japanese Yen Future, August 2018 Settlement, Expires 08/10/2018, Strike Price $89.50	25	2,803,125	9,375
Japanese Yen Future, August 2018 Settlement, Expires 08/10/2018, Strike Price $90.50	325	36,440,625	385,936
Japanese Yen Future, August 2018 Settlement, Expires 08/10/2018, Strike Price $91.50	100	11,212,500	6,250
Japanese Yen Future, August 2018 Settlement, Expires 08/10/2018, Strike Price $92.00	125	14,015,625	5,469
Japanese Yen Future, August 2018 Settlement, Expires 08/10/2018, Strike Price $92.50	25	2,803,125	781
Japanese Yen Future, September 2018 Settlement, Expires 09/07/2018, Strike Price $88.50	195	21,864,375	65,812
Japanese Yen Future, September 2018 Settlement, Expires 09/07/2018, Strike Price $89.00	500	56,062,500	268,750
Japanese Yen Future, September 2018 Settlement, Expires 09/07/2018, Strike Price $89.50	500	56,062,500	400,000
Japanese Yen Future, September 2018 Settlement, Expires 09/07/2018, Strike Price $90.00	500	56,062,500	575,000
Japanese Yen Future, September 2018 Settlement, Expires 09/07/2018, Strike Price $90.50	450	50,456,250	703,125
Japanese Yen Future, September 2018 Settlement, Expires 09/07/2018, Strike Price $91.00	6	672,750	12,225
Japanese Yen Future, October 2018 Settlement, Expires 10/05/2018, Strike Price $89.00	175	19,754,219	107,187
Japanese Yen Future, October 2018 Settlement, Expires 10/05/2018, Strike Price $89.50	50	5,644,063	42,500

Japanese Yen Future, October 2018 Settlement, Expires 10/05/2018, Strike Price $90.00	50	5,644,063	56,875
Japanese Yen Future, October 2018 Settlement, Expires 10/05/2018, Strike Price $90.50	125	14,110,156	184,375
Lean Hogs Future, August 2018 Settlement, Expires 08/14/2018, Strike Price $62.00	100	2,445,000	67,000
Lean Hogs Future, August 2018 Settlement, Expires 08/14/2018, Strike Price $63.00	50	1,222,500	47,000
Lean Hogs Future, August 2018 Settlement, Expires 08/14/2018, Strike Price $64.00	200	4,890,000	252,000
Lean Hogs Future, August 2018 Settlement, Expires 08/14/2018, Strike Price $65.00	270	6,601,500	434,700
Lean Hogs Future, August 2018 Settlement, Expires 08/14/2018, Strike Price $66.00	167	4,083,150	330,660
Lean Hogs Future, August 2018 Settlement, Expires 08/14/2018, Strike Price $67.00	175	4,278,750	414,750
Lean Hogs Future, August 2018 Settlement, Expires 08/14/2018, Strike Price $68.00	125	3,056,250	345,000
Lean Hogs Future, August 2018 Settlement, Expires 08/14/2018, Strike Price $69.00	201	4,914,450	633,150
Lean Hogs Future, August 2018 Settlement, Expires 08/14/2018, Strike Price $70.00	250	6,112,500	887,500
Lean Hogs Future, August 2018 Settlement, Expires 08/14/2018, Strike Price $71.00	254	6,210,300	1,003,300
Lean Hogs Future, August 2018 Settlement, Expires 08/14/2018, Strike Price $72.00	270	6,601,500	1,174,500
Lean Hogs Future, August 2018 Settlement, Expires 08/14/2018, Strike Price $73.00	205	5,012,250	973,750
Lean Hogs Future, August 2018 Settlement, Expires 08/14/2018, Strike Price $74.00	94	2,298,300	484,100
Lean Hogs Future, August 2018 Settlement, Expires 08/14/2018, Strike Price $75.00	50	1,222,500	277,500
Lean Hogs Future, August 2018 Settlement, Expires 08/14/2018, Strike Price $76.00	10	244,500	59,500
Lean Hogs Future, October 2018 Settlement, Expires 10/12/2018, Strike Price $44.00	75	1,521,750	37,500
Lean Hogs Future, October 2018 Settlement, Expires 10/12/2018, Strike Price $45.00	25	507,250	15,000
Lean Hogs Future, October 2018 Settlement, Expires 10/12/2018, Strike Price $46.00	105	2,130,450	75,600
Lean Hogs Future, October 2018 Settlement, Expires 10/12/2018, Strike Price $47.00	75	1,521,750	63,750
Lean Hogs Future, October 2018 Settlement, Expires 10/12/2018, Strike Price $48.00	50	1,014,500	50,000
Lean Hogs Future, October 2018 Settlement, Expires 10/12/2018, Strike Price $49.00	25	507,250	29,000
Lean Hogs Future, October 2018 Settlement, Expires 10/12/2018, Strike Price $50.00	70	1,420,300	93,800
Lean Hogs Future, October 2018 Settlement, Expires 10/12/2018, Strike Price $51.00	35	710,150	53,550
Lean Hogs Future, October 2018 Settlement, Expires 10/12/2018, Strike Price $53.00	10	202,900	19,400
Lean Hogs Future, October 2018 Settlement, Expires 10/12/2018, Strike Price $54.00	30	608,700	65,100
Lean Hogs Future, October 2018 Settlement, Expires 10/12/2018, Strike Price $55.00	60	1,217,400	145,200
Lean Hogs Future, October 2018 Settlement, Expires 10/12/2018, Strike Price $56.00	60	1,217,400	161,400
Lean Hogs Future, October 2018 Settlement, Expires 10/12/2018, Strike Price $57.00	83	1,684,070	247,340
Lean Hogs Future, October 2018 Settlement, Expires 10/12/2018, Strike Price $58.00	10	202,900	32,900
Lean Hogs Future, October 2018 Settlement, Expires 10/12/2018, Strike Price $60.00	100	2,029,000	396,000
Live Cattle Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $94.00	190	8,183,300	1,900
Live Cattle Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $96.00	211	9,087,770	2,110
Live Cattle Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $97.00	270	11,628,900	2,700
Live Cattle Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $98.00	220	9,475,400	2,200
Live Cattle Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $99.00	160	6,891,200	1,600
Live Cattle Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $100.00	170	7,321,900	1,700
Live Cattle Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $101.00	125	5,383,750	1,250
Live Cattle Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $102.00	255	10,982,850	2,550
Live Cattle Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $103.00	234	10,078,380	2,340
Live Cattle Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $104.00	270	11,628,900	8,100
Live Cattle Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $105.00	235	10,121,450	11,750
Live Cattle Future, August 2018 Settlement, Expires 08/03/2018, Strike Price $107.00	100	4,307,000	22,000
Live Cattle Future, October 2018 Settlement, Expires 10/05/2018, Strike Price $94.00	50	2,186,000	3,500
Live Cattle Future, October 2018 Settlement, Expires 10/05/2018, Strike Price $101.00	50	2,186,000	15,500
Live Cattle Future, October 2018 Settlement, Expires 10/05/2018, Strike Price $102.00	24	1,049,280	9,120
NASDAQ 100 Stock Index, Expires 08/17/2018, Strike Price $7,090.00	14	10,124,772	79,170
NASDAQ 100 Stock Index, Expires 08/17/2018, Strike Price $7,100.00	25	18,079,950	147,000
NASDAQ 100 Stock Index, Expires 08/17/2018, Strike Price $7,110.00	25	18,079,950	153,000
NASDAQ 100 Stock Index, Expires 08/17/2018, Strike Price $7,120.00	30	21,695,940	190,950
NASDAQ 100 Stock Index, Expires 08/17/2018, Strike Price $7,125.00	50	36,159,900	324,500
Natural Gas Future, September 2018 Settlement, Expires 08/28/2018, Strike Price $2.60	100	2,782,000	6,300
Natural Gas Future, September 2018 Settlement, Expires 08/28/2018, Strike Price $2.65	507	14,104,740	69,459
Natural Gas Future, September 2018 Settlement, Expires 08/28/2018, Strike Price $2.70	1,600	44,512,000	425,600
Natural Gas Future, September 2018 Settlement, Expires 08/28/2018, Strike Price $2.75	1,750	48,685,000	806,750
Natural Gas Future, September 2018 Settlement, Expires 08/28/2018, Strike Price $2.80	1,400	38,948,000	1,009,400
Natural Gas Future, September 2018 Settlement, Expires 08/28/2018, Strike Price $2.85	1,025	28,515,500	1,068,050
Natural Gas Future, September 2018 Settlement, Expires 08/28/2018, Strike Price $2.90	750	20,865,000	1,061,250
Natural Gas Future, September 2018 Settlement, Expires 08/28/2018, Strike Price $2.95	100	2,782,000	182,700
Natural Gas Future, October 2018 Settlement, Expires 09/25/2018, Strike Price $2.60	25	699,500	4,350
Natural Gas Future, October 2018 Settlement, Expires 09/25/2018, Strike Price $2.65	325	9,093,500	93,925
Natural Gas Future, October 2018 Settlement, Expires 09/25/2018, Strike Price $2.70	326	9,121,480	146,048
Natural Gas Future, October 2018 Settlement, Expires 09/25/2018, Strike Price $2.75	1,175	32,876,500	767,275
Natural Gas Future, October 2018 Settlement, Expires 09/25/2018, Strike Price $2.80	925	25,881,500	832,500
Natural Gas Future, October 2018 Settlement, Expires 09/25/2018, Strike Price $2.85	425	11,891,500	505,325
Natural Gas Future, October 2018 Settlement, Expires 09/25/2018, Strike Price $2.90	16	447,680	24,304
Natural Gas Future, November 2018 Settlement, Expires 10/26/2018, Strike Price $2.65	150	4,264,500	58,800
Natural Gas Future, November 2018 Settlement, Expires 10/26/2018, Strike Price $2.70	228	6,482,040	124,488
Natural Gas Future, November 2018 Settlement, Expires 10/26/2018, Strike Price $2.75	250	7,107,500	183,500
Natural Gas Future, November 2018 Settlement, Expires 10/26/2018, Strike Price $2.80	100	2,843,000	95,700
Natural Gas Future, November 2018 Settlement, Expires 10/26/2018, Strike Price $2.85	100	2,843,000	121,600
Russell 2000 Index, Expires 08/03/2018, Strike Price $1,630.00	75	12,531,075	6,375
Russell 2000 Index, Expires 08/03/2018, Strike Price $1,635.00	145	24,226,745	15,950
Russell 2000 Index, Expires 08/03/2018, Strike Price $1,640.00	225	37,593,225	29,813
Russell 2000 Index, Expires 08/03/2018, Strike Price $1,645.00	250	41,770,250	41,875
Russell 2000 Index, Expires 08/03/2018, Strike Price $1,650.00	275	45,947,275	59,125
Russell 2000 Index, Expires 08/03/2018, Strike Price $1,655.00	150	25,062,150	42,750
Russell 2000 Index, Expires 08/03/2018, Strike Price $1,660.00	75	12,531,075	28,125
Russell 2000 Index, Expires 08/10/2018, Strike Price $1,620.00	160	26,732,960	48,000
Russell 2000 Index, Expires 08/10/2018, Strike Price $1,625.00	160	26,732,960	55,200
Russell 2000 Index, Expires 08/10/2018, Strike Price $1,630.00	190	31,745,390	75,050
Russell 2000 Index, Expires 08/10/2018, Strike Price $1,635.00	210	35,087,010	93,450
Russell 2000 Index, Expires 08/10/2018, Strike Price $1,640.00	160	26,732,960	82,400
Russell 2000 Index, Expires 08/10/2018, Strike Price $1,645.00	150	25,062,150	89,250
Russell 2000 Index, Expires 08/10/2018, Strike Price $1,650.00	150	25,062,150	102,750
Russell 2000 Index, Expires 08/10/2018, Strike Price $1,655.00	100	16,708,100	79,500
Russell 2000 Index, Expires 08/10/2018, Strike Price $1,660.00	75	12,531,075	69,000
Russell 2000 Index, Expires 08/10/2018, Strike Price $1,665.00	75	12,531,075	79,875
Russell 2000 Index, Expires 08/10/2018, Strike Price $1,670.00	25	4,177,025	30,875
Russell 2000 Index, Expires 08/24/2018, Strike Price $1,605.00	25	4,177,025	19,200
Russell 2000 Index, Expires 08/24/2018, Strike Price $1,610.00	50	8,354,050	41,500
Russell 2000 Index, Expires 08/24/2018, Strike Price $1,615.00	100	16,708,100	92,000
Russell 2000 Index, Expires 08/24/2018, Strike Price $1,620.00	125	20,885,125	125,000
Russell 2000 Index, Expires 08/24/2018, Strike Price $1,625.00	100	16,708,100	101,000
Russell 2000 Index, Expires 08/24/2018, Strike Price $1,630.00	100	16,708,100	114,900
Russell 2000 Index, Expires 08/24/2018, Strike Price $1,635.00	96	16,039,776	103,968
Russell 2000 Index, Expires 08/24/2018, Strike Price $1,640.00	25	4,177,025	29,300

S&P 500 Index, Expires 08/01/2018, Strike Price $2,760.00	275	77,447,975	6,188
S&P 500 Index, Expires 08/01/2018, Strike Price $2,765.00	275	77,447,975	6,875
S&P 500 Index, Expires 08/01/2018, Strike Price $2,770.00	250	70,407,250	7,500
S&P 500 Index, Expires 08/01/2018, Strike Price $2,775.00	250	70,407,250	9,375
S&P 500 Index, Expires 08/01/2018, Strike Price $2,780.00	250	70,407,250	11,875
S&P 500 Index, Expires 08/03/2018, Strike Price $2,750.00	100	28,162,900	8,250
S&P 500 Index, Expires 08/03/2018, Strike Price $2,755.00	100	28,162,900	9,500
S&P 500 Index, Expires 08/03/2018, Strike Price $2,760.00	325	91,529,425	35,750
S&P 500 Index, Expires 08/03/2018, Strike Price $2,765.00	250	70,407,250	31,875
S&P 500 Index, Expires 08/03/2018, Strike Price $2,770.00	125	35,203,625	18,438
S&P 500 Index, Expires 08/03/2018, Strike Price $2,775.00	178	50,129,962	30,705
S&P 500 Index, Expires 08/06/2018, Strike Price $2,775.00	75	21,122,175	19,688
S&P 500 Index, Expires 08/06/2018, Strike Price $2,780.00	125	35,203,625	37,813
S&P 500 Index, Expires 08/06/2018, Strike Price $2,785.00	125	35,203,625	42,500
S&P 500 Index, Expires 08/06/2018, Strike Price $2,790.00	350	98,570,150	138,250
S&P 500 Index, Expires 08/06/2018, Strike Price $2,795.00	350	98,570,150	159,250
S&P 500 Index, Expires 08/06/2018, Strike Price $2,800.00	300	84,488,700	159,000
S&P 500 Index, Expires 08/06/2018, Strike Price $2,805.00	325	91,529,425	201,500
S&P 500 Index, Expires 08/06/2018, Strike Price $2,810.00	325	91,529,425	235,625
S&P 500 Index, Expires 08/08/2018, Strike Price $2,765.00	125	35,203,625	41,875
S&P 500 Index, Expires 08/08/2018, Strike Price $2,770.00	175	49,285,075	65,625
S&P 500 Index, Expires 08/08/2018, Strike Price $2,775.00	200	56,325,800	83,000
S&P 500 Index, Expires 08/08/2018, Strike Price $2,780.00	165	46,468,785	76,725
S&P 500 Index, Expires 08/08/2018, Strike Price $2,785.00	225	63,366,525	117,000
S&P 500 Index, Expires 08/08/2018, Strike Price $2,790.00	25	7,040,725	14,625
S&P 500 Index, Expires 08/08/2018, Strike Price $2,795.00	25	7,040,725	16,500
S&P 500 Index, Expires 08/08/2018, Strike Price $2,800.00	100	28,162,900	74,500
S&P 500 Index, Expires 08/08/2018, Strike Price $2,805.00	100	28,162,900	84,500
S&P 500 Index, Expires 08/08/2018, Strike Price $2,810.00	100	28,162,900	96,500
S&P 500 Index, Expires 08/08/2018, Strike Price $2,815.00	75	21,122,175	82,500
S&P 500 Index, Expires 08/08/2018, Strike Price $2,820.00	75	21,122,175	94,875
S&P 500 Index, Expires 08/10/2018, Strike Price $2,760.00	151	42,525,979	68,705
S&P 500 Index, Expires 08/10/2018, Strike Price $2,770.00	200	56,325,800	108,000
S&P 500 Index, Expires 08/10/2018, Strike Price $2,775.00	225	63,366,525	132,750
S&P 500 Index, Expires 08/10/2018, Strike Price $2,780.00	250	70,407,250	162,500
S&P 500 Index, Expires 08/10/2018, Strike Price $2,785.00	50	14,081,450	35,750
S&P 500 Index, Expires 08/10/2018, Strike Price $2,790.00	50	14,081,450	39,500
Short-Dated New Crop Corn Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $350.00	100	1,932,500	2,500
Silver Future, September 2018 Settlement, Expires 08/28/2018, Strike Price $14.90	25	1,944,875	6,125
Silver Future, September 2018 Settlement, Expires 08/28/2018, Strike Price $14.95	138	10,735,710	38,640
Silver Future, September 2018 Settlement, Expires 08/28/2018, Strike Price $15.00	200	15,559,000	64,000
Silver Future, September 2018 Settlement, Expires 08/28/2018, Strike Price $15.05	300	23,338,500	109,500
Silver Future, September 2018 Settlement, Expires 08/28/2018, Strike Price $15.10	300	23,338,500	126,000
Silver Future, September 2018 Settlement, Expires 08/28/2018, Strike Price $15.15	300	23,338,500	144,000
Silver Future, September 2018 Settlement, Expires 08/28/2018, Strike Price $15.20	268	20,849,060	146,060
Silver Future, September 2018 Settlement, Expires 08/28/2018, Strike Price $15.25	175	13,614,125	108,500
Silver Future, September 2018 Settlement, Expires 08/28/2018, Strike Price $15.30	80	6,223,600	56,400
Silver Future, September 2018 Settlement, Expires 08/28/2018, Strike Price $15.35	25	1,944,875	19,875
Soybean Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $800.00	50	2,271,875	1,875
Soybean Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $810.00	50	2,271,875	2,500
Soybean Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $820.00	50	2,271,875	3,437
Soybean Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $830.00	234	10,632,375	21,937
Soybean Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $840.00	700	31,806,250	87,500
Soybean Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $850.00	550	24,990,625	92,812
Soybean Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $860.00	500	22,718,750	118,750
Soybean Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $870.00	500	22,718,750	165,625
Soybean Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $880.00	600	27,262,500	277,500
Soybean Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $890.00	100	4,543,750	71,759
Soybean Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $940.00	100	4,543,750	208,125
Soybean Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $980.00	100	4,543,750	376,875
Soybean Future, October 2018 Settlement, Expires 09/21/2018, Strike Price $800.00	200	9,190,000	16,250
Soybean Future, October 2018 Settlement, Expires 09/21/2018, Strike Price $820.00	30	1,378,500	3,937
Soybean Future, October 2018 Settlement, Expires 09/21/2018, Strike Price $830.00	235	10,798,250	39,656
Soybean Future, October 2018 Settlement, Expires 09/21/2018, Strike Price $840.00	275	12,636,250	60,156
Soybean Future, October 2018 Settlement, Expires 09/21/2018, Strike Price $850.00	325	14,933,750	93,437
Soybean Future, October 2018 Settlement, Expires 09/21/2018, Strike Price $860.00	435	19,988,250	163,125
Soybean Future, October 2018 Settlement, Expires 09/21/2018, Strike Price $870.00	350	16,082,500	170,625
Soybean Future, October 2018 Settlement, Expires 09/21/2018, Strike Price $880.00	125	5,743,750	90,129
Soybean Future, October 2018 Settlement, Expires 09/21/2018, Strike Price $890.00	25	1,148,750	23,213
Soybean Future, November 2018 Settlement, Expires 10/26/2018, Strike Price $820.00	25	1,148,750	6,719
Soybean Future, November 2018 Settlement, Expires 10/26/2018, Strike Price $850.00	25	1,148,750	14,776
Soybean Future, November 2018 Settlement, Expires 10/26/2018, Strike Price $880.00	50	2,297,500	48,125
Sugar Future, September 2018 Settlement, Expires 08/15/2018, Strike Price $10.50	389	4,596,424	100,206
Sugar Future, September 2018 Settlement, Expires 08/15/2018, Strike Price $10.75	503	5,943,448	208,443
Sugar Future, September 2018 Settlement, Expires 08/15/2018, Strike Price $11.00	375	4,431,000	226,800
Sugar Future, September 2018 Settlement, Expires 08/15/2018, Strike Price $11.25	220	2,599,520	184,800
Sugar Future, September 2018 Settlement, Expires 08/15/2018, Strike Price $11.50	306	3,615,696	335,866
Sugar Future, September 2018 Settlement, Expires 08/15/2018, Strike Price $11.75	374	4,419,184	511,034
Sugar Future, September 2018 Settlement, Expires 08/15/2018, Strike Price $12.00	250	2,954,000	408,800
Sugar Future, September 2018 Settlement, Expires 08/15/2018, Strike Price $12.25	160	1,890,560	306,432
Sugar Future, October 2018 Settlement, Expires 09/17/2018, Strike Price $10.25	275	3,249,400	89,320
Sugar Future, October 2018 Settlement, Expires 09/17/2018, Strike Price $10.50	946	11,177,936	423,808
Sugar Future, October 2018 Settlement, Expires 09/17/2018, Strike Price $10.75	511	6,037,976	314,776
Sugar Future, October 2018 Settlement, Expires 09/17/2018, Strike Price $11.00	435	5,139,960	345,912
Sugar Future, October 2018 Settlement, Expires 09/17/2018, Strike Price $11.25	174	2,055,984	175,392
Sugar Future, October 2018 Settlement, Expires 09/17/2018, Strike Price $11.50	405	4,785,480	498,960
Sugar Future, October 2018 Settlement, Expires 09/17/2018, Strike Price $11.75	460	5,435,360	674,912
Sugar Future, October 2018 Settlement, Expires 09/17/2018, Strike Price $12.00	351	4,147,416	605,405
Sugar Future, October 2018 Settlement, Expires 09/17/2018, Strike Price $12.25	240	2,835,840	475,776
Sugar Future, October 2018 Settlement, Expires 09/17/2018, Strike Price $12.50	80	945,280	179,200
Sugar Future, October 2018 Settlement, Expires 09/17/2018, Strike Price $12.75	100	1,181,600	250,880
Sugar Future, November 2018 Settlement, Expires 10/15/2018, Strike Price $10.75	75	964,320	18,480
Sugar Future, November 2018 Settlement, Expires 10/15/2018, Strike Price $11.00	300	3,857,280	104,160
Sugar Future, November 2018 Settlement, Expires 10/15/2018, Strike Price $11.25	186	2,391,514	85,411
Sugar Future, November 2018 Settlement, Expires 10/15/2018, Strike Price $11.50	110	1,414,336	66,528
U.S. Treasury 10-Year Note Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $118.50	500	59,710,000	62,500
U.S. Treasury 10-Year Note Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $118.75	100	11,942,000	17,030
U.S. Treasury 10-Year Note Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $119.00	713	85,146,460	167,109

U.S. Treasury 10-Year Note Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $119.50		600	71,652,000	271,875
U.S. Treasury 10-Year Note Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $120.00		350	41,797,000	267,969
U.S. Treasury 10-Year Note Future, October 2018 Settlement, Expires 09/21/2018, Strike Price $118.00		500	59,535,000	109,375
U.S. Treasury 10-Year Note Future, October 2018 Settlement, Expires 09/21/2018, Strike Price $118.50		500	59,535,000	171,875
U.S. Treasury 10-Year Note Future, October 2018 Settlement, Expires 09/21/2018, Strike Price $119.00		52	6,191,640	27,625
U.S. Treasury 10-Year Note Future, November 2018 Settlement, Expires 10/26/2018, Strike Price $117.50		350	41,674,500	98,438
U.S. Treasury 10-Year Note Future, November 2018 Settlement, Expires 10/26/2018, Strike Price $118.00		500	59,535,000	195,313
U.S. Treasury 10-Year Note Future, November 2018 Settlement, Expires 10/26/2018, Strike Price $118.50		550	65,488,500	300,781
U.S. Treasury Long Bond Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $139.00		9	1,286,730	984
U.S. Treasury Long Bond Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $140.00		59	8,435,230	10,141
U.S. Treasury Long Bond Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $141.00		544	77,775,680	170,000
U.S. Treasury Long Bond Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $141.50		500	71,485,000	203,116
U.S. Treasury Long Bond Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $142.00		500	71,485,000	281,250
U.S. Treasury Long Bond Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $142.50		100	14,297,000	70,155
U.S. Treasury Long Bond Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $143.00		510	72,914,700	486,094
U.S. Treasury Long Bond Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $144.00		405	57,902,850	620,156
U.S. Treasury Long Bond Future, October 2018 Settlement, Expires 09/21/2018, Strike Price $139.00		350	49,724,500	142,188
U.S. Treasury Long Bond Future, October 2018 Settlement, Expires 09/21/2018, Strike Price $140.00		529	75,155,030	322,359
U.S. Treasury Long Bond Future, October 2018 Settlement, Expires 09/21/2018, Strike Price $141.00		500	71,035,000	453,125
U.S. Treasury Long Bond Future, November 2018 Settlement, Expires 10/26/2018, Strike Price $138.00		350	49,724,500	196,875
U.S. Treasury Long Bond Future, November 2018 Settlement, Expires 10/26/2018, Strike Price $139.00		450	63,931,500	337,500
U.S. Treasury Long Bond Future, November 2018 Settlement, Expires 10/26/2018, Strike Price $140.00		450	63,931,500	464,063
U.S. Treasury Long Bond Future, November 2018 Settlement, Expires 10/26/2018, Strike Price $141.00		100	14,207,000	137,342
Wheat Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $440.00		100	2,768,750	625
Wheat Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $450.00		75	2,076,563	469
Wheat Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $455.00		285	7,890,938	1,781
Wheat Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $460.00		373	10,327,438	4,663
Wheat Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $465.00		500	13,843,750	6,250
Wheat Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $470.00		500	13,843,750	9,375
Wheat Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $475.00		500	13,843,750	12,500
Wheat Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $480.00		617	17,083,188	23,138
Wheat Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $485.00		365	10,105,938	18,250
Wheat Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $490.00		206	5,703,625	14,163
Wheat Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $495.00		180	4,983,750	15,750
Wheat Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $500.00		200	5,537,500	22,500
Wheat Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $505.00		40	1,107,500	6,000
Wheat Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $520.00		15	415,313	4,594
Wheat Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $525.00		5	138,438	1,938
Wheat Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $530.00		250	6,921,875	118,750
Wheat Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $535.00		50	1,384,375	28,438
Wheat Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $540.00		50	1,384,375	32,364
Wheat Future, September 2018 Settlement, Expires 08/24/2018, Strike Price $545.00		100	2,768,750	77,384
Wheat Future, October 2018 Settlement, Expires 09/21/2018, Strike Price $505.00		50	1,433,125	8,125
Wheat Future, October 2018 Settlement, Expires 09/21/2018, Strike Price $510.00		150	4,299,375	30,000
Wheat Future, October 2018 Settlement, Expires 09/21/2018, Strike Price $515.00		125	3,582,813	30,469
Wheat Future, October 2018 Settlement, Expires 09/21/2018, Strike Price $520.00		225	6,449,063	66,094
Wheat Future, October 2018 Settlement, Expires 09/21/2018, Strike Price $525.00		250	7,165,625	87,500
Wheat Future, October 2018 Settlement, Expires 09/21/2018, Strike Price $530.00		275	7,882,188	115,156
Wheat Future, October 2018 Settlement, Expires 09/21/2018, Strike Price $535.00		216	6,191,100	106,650
Wheat Future, October 2018 Settlement, Expires 09/21/2018, Strike Price $540.00		159	4,557,338	92,419
Wheat Future, October 2018 Settlement, Expires 09/21/2018, Strike Price $545.00		100	2,866,250	67,500

TOTAL PUT OPTIONS				74,753,141

(Premiums Received $79,667,533)

	COUNTERPARTY (a)	NOTIONAL AMOUNT	NOTIONAL AMOUNT USD	FAIR VALUE
OTC CALL OPTIONS
Brazilian Real, Expires 08/01/2018, Strike Price $3.85	A	100,000,000	100,000,000	900
Brazilian Real, Expires 08/03/2018, Strike Price $3.75	A	50,000,000	50,000,000	312,000
Brazilian Real, Expires 08/03/2018, Strike Price $3.95	A	250,000,000	250,000,000	4,000
Brazilian Real, Expires 08/14/2018, Strike Price $3.86	A	100,000,000	100,000,000	310,400
Brazilian Real, Expires 08/21/2018, Strike Price $3.90	A	50,000,000	50,000,000	182,100
Brazilian Real, Expires 08/23/2018, Strike Price $3.82	A	50,000,000	50,000,000	446,100
Brazilian Real, Expires 09/06/2018, Strike Price $3.95	A	100,000,000	100,000,000	531,300
Chilean Peso, Expires 08/02/2018, Strike Price $648.61	A	50,000,000	50,000,000	9,150
Chilean Peso, Expires 08/02/2018, Strike Price $655.00	A	75,000,000	75,000,000	1,575
Chilean Peso, Expires 08/02/2018, Strike Price $655.00	A	100,000,000	100,000,000	2,100
Chilean Peso, Expires 08/16/2018, Strike Price $653.00	A	50,000,000	50,000,000	103,250
Chilean Peso, Expires 08/21/2018, Strike Price $661.07	A	50,000,000	50,000,000	74,300
Colombian Peso, Expires 08/22/2018, Strike Price $2,900.00	A	25,000,000	25,000,000	274,500
Colombian Peso, Expires 08/24/2018, Strike Price $2,900.00	A	25,000,000	25,000,000	289,925
Mexican Peso, Expires 08/01/2018, Strike Price $19.50	D	100,000,000	100,000,000	–
Mexican Peso, Expires 08/08/2018, Strike Price $19.50	B	150,000,000	150,000,000	39,900
Mexican Peso, Expires 08/10/2018, Strike Price $19.10	B	150,000,000	150,000,000	285,000
Mexican Peso, Expires 08/15/2018, Strike Price $19.00	B	150,000,000	150,000,000	632,100
Polish Zloty, Expires 08/21/2018, Strike Price $3.73	D	50,000,000	50,000,000	139,150
South African Rand, Expires 08/03/2018, Strike Price $13.18	B	50,000,000	50,000,000	284,200
South African Rand, Expires 08/16/2018, Strike Price $13.33	D	100,000,000	100,000,000	821,900
South African Rand, Expires 08/23/2018, Strike Price $13.60	D	50,000,000	50,000,000	276,800
South Korean Won, Expires 08/01/2018, Strike Price $1,125.00	A	100,000,000	100,000,000	2,800
Turkish Lira, Expires 08/07/2018, Strike Price $5.16	B	100,000,000	100,000,000	159,200
Turkish Lira, Expires 08/08/2018, Strike Price $4.45	B	50,000,000	50,000,000	4,988,350
Turkish Lira, Expires 08/24/2018, Strike Price $4.95	B	100,000,000	100,000,000	2,172,900
Turkish Lira, Expires 08/30/2018, Strike Price $5.00	B	100,000,000	100,000,000	2,053,800

TOTAL OTC CALL OPTIONS				14,397,700

(Premiums Received $27,272,002)
OTC PUT OPTIONS
Brazilian Real, Expires 08/02/2018, Strike Price $3.92	A	200,000,000	200,000,000	8,981,400
Brazilian Real, Expires 08/02/2018, Strike Price $3.96	A	100,000,000	100,000,000	5,440,700
Brazilian Real, Expires 08/21/2018, Strike Price $3.90	A	50,000,000	50,000,000	1,968,650
Brazilian Real, Expires 08/23/2018, Strike Price $3.79	A	150,000,000	150,000,000	2,740,200
Brazilian Real, Expires 08/23/2018, Strike Price $3.82	A	50,000,000	50,000,000	1,139,350
Brazilian Real, Expires 08/24/2018, Strike Price $3.80	A	100,000,000	100,000,000	2,002,100
Brazilian Real, Expires 08/31/2018, Strike Price $3.68	A	150,000,000	150,000,000	972,150
Chilean Peso, Expires 08/21/2018, Strike Price $661.07	A	50,000,000	50,000,000	1,920,950
Czech Republic Koruna, Expires 08/23/2018, Strike Price EUR 25.50	A	150,000,000	175,401,670	667,579
Indian Rupee, Expires 08/02/2018, Strike Price $67.57	A	100,000,000	100,000,000	–

Indian Rupee, Expires 09/17/2018, Strike Price $67.75	A	100,000,000	100,000,000	180,700
Mexican Peso, Expires 08/03/2018, Strike Price $18.85	B	150,000,000	150,000,000	1,844,850
Norwegian Krone, Expires 08/16/2018, Strike Price EUR 9.49	B	50,000,000	58,467,223	121,553
Polish Zloty, Expires 08/07/2018, Strike Price EUR 4.37	B	100,000,000	116,934,447	2,511,401
Russian Ruble, Expires 08/02/2018, Strike Price $63.35	A	100,000,000	100,000,000	1,427,700
South African Rand, Expires 08/03/2018, Strike Price $13.18	B	50,000,000	50,000,000	330,550
Swedish Krona, Expires 08/09/2018, Strike Price EUR 10.30	B	60,000,000	70,160,668	284,221
Swedish Krona, Expires 08/10/2018, Strike Price NOK 1.08	B	500,000,000	61,299,676	411,198
Swedish Krona, Expires 08/10/2018, Strike Price NOK 1.09	B	500,000,000	61,299,676	865,490
Taiwan New Dollar, Expires 08/28/2018, Strike Price $30.45	A	100,000,000	100,000,000	375,900
Turkish Lira, Expires 08/01/2018, Strike Price $4.64	B	100,000,000	100,000,000	–
Turkish Lira, Expires 08/01/2018, Strike Price $4.85	B	100,000,000	100,000,000	35,700
Turkish Lira, Expires 08/08/2018, Strike Price $4.45	B	50,000,000	50,000,000	100
Turkish Lira, Expires 08/10/2018, Strike Price $4.76	B	100,000,000	100,000,000	101,800
Turkish Lira, Expires 08/17/2018, Strike Price $4.90	B	100,000,000	100,000,000	903,900
Turkish Lira, Expires 08/24/2018, Strike Price $4.89	B	100,000,000	100,000,000	1,010,700

TOTAL OTC PUT OPTIONS				36,238,842

(Premiums Received $34,859,277)

PAYER SWAPTIONS
CDX.HY, (5.000%), Quarterly, Expires 08/15/2018, Strike Price $102.00	E	600,000,000	600,000,000	67,200
CDX.HY, (5.000%), Quarterly, Expires 08/15/2018, Strike Price $105.50	F	100,000,000	100,000,000	37,200
CDX.HY, (5.000%), Quarterly, Expires 08/15/2018, Strike Price $106.00	F	100,000,000	100,000,000	57,200
CDX.HY, (5.000%), Quarterly, Expires 08/15/2018, Strike Price $106.00	G	100,000,000	100,000,000	57,200
CDX.HY, (5.000%), Quarterly, Expires 09/19/2018, Strike Price $105.00	A	1,000,000,000	1,000,000,000	2,205,000
CDX.HY, (5.000%), Quarterly, Expires 09/19/2018, Strike Price $105.50	F	200,000,000	200,000,000	574,200
CDX.HY, (5.000%), Quarterly, Expires 09/19/2018, Strike Price $105.50	B	200,000,000	200,000,000	574,200
CDX.HY, (5.000%), Quarterly, Expires 09/19/2018, Strike Price $106.00	G	200,000,000	200,000,000	808,000
CDX.HY, (5.000%), Quarterly, Expires 10/17/2018, Strike Price $105.00	C	200,000,000	200,000,000	921,000
CDX.IG, (1.000%), Quarterly, Expires 08/15/2018, Strike Price $65.00	F	500,000,000	500,000,000	70,500
CDX.IG, (1.000%), Quarterly, Expires 08/15/2018, Strike Price $67.50	A	1,000,000,000	1,000,000,000	117,000
CDX.IG, (1.000%), Quarterly, Expires 08/15/2018, Strike Price $67.50	B	500,000,000	500,000,000	58,500
CDX.IG, (1.000%), Quarterly, Expires 08/15/2018, Strike Price $70.00	F	1,500,000,000	1,500,000,000	156,000
CDX.IG, (1.000%), Quarterly, Expires 08/15/2018, Strike Price $72.50	G	450,000,000	450,000,000	41,400
CDX.IG, (1.000%), Quarterly, Expires 08/15/2018, Strike Price $85.00	C	1,000,000,000	1,000,000,000	23,000
CDX.IG, (1.000%), Quarterly, Expires 09/19/2018, Strike Price $62.50	B	400,000,000	400,000,000	394,800
CDX.IG, (1.000%), Quarterly, Expires 09/19/2018, Strike Price $80.00	C	1,000,000,000	1,000,000,000	306,000

TOTAL PAYER SWAPTIONS				6,468,400

(Premiums Received $16,123,250)

RECEIVER SWAPTIONS
CDX.HY, (5.000%), Quarterly, Expires 08/15/2018, Strike Price $107.00	A	200,000,000	200,000,000	354,800
CDX.IG, (1.000%), Quarterly, Expires 08/15/2018, Strike Price $60.00	F	500,000,000	500,000,000	498,500

TOTAL RECEIVER SWAPTIONS				853,300

(Premiums Received $546,250)

TOTAL WRITTEN OPTIONS				$214,653,291

(Premiums Received $251,704,865)

(a) See Note 1.

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL VALUE	VALUE/UNREALIZED APPRECIATION (DEPRECIATION)
FUTURES CONTRACTS SOLD
Australian Dollar, September 2018 Settlement	1,056	$78,555,840	$(646,186)
British Pound, September 2018 Settlement	1,779	146,211,563	(312,619)
CBOE Volatility Index, August 2018 Settlement	150	2,111,250	(26,506)
Cocoa, September 2018 Settlement	1,111	24,108,700	853,204
Cocoa, December 2018 Settlement	173	3,840,600	215,612
Coffee ‘C’, September 2018 Settlement	518	7,167,840	(133,740)
Coffee ‘C’, December 2018 Settlement	51	130,960	36,443
Coffee Robusta, September 2018 Settlement	436	21,348,075	132,239
Coffee Robusta, November 2018 Settlement	8	2,163,038	3,094
Copper, September 2018 Settlement	533	37,729,738	(1,307,481)
Copper, December 2018 Settlement	56	3,994,200	5,478
Corn, September 2018 Settlement	2,041	37,988,113	(2,209,800)
Euro FX, September 2018 Settlement	1,070	156,988,750	(558,579)
Gold 100 Oz., December 2018 Settlement	452	55,758,720	(85,646)
Henry Hub Natural Gas, September 2018 Settlement	88	612,050	1,614
Japanese Yen, September 2018 Settlement	1,896	212,589,000	(621,062)
Lean Hogs, August 2018 Settlement	1,584	38,728,800	4,117,935
Lean Hogs, October 2018 Settlement	589	11,950,812	10,371
Live Cattle, October 2018 Settlement	7	306,040	(10,390)
Natural Gas, September 2018 Settlement	2,385	66,350,700	(1,802,144)
Soybean, September 2018 Settlement	257	11,677,438	(622,512)
Sugar No. 11, October 2018 Settlement	2,476	29,256,416	688,726
U.S. Treasury 10-Year Note, September 2018 Settlement	549	65,562,610	(51,137)
U.S. Treasury Long Bond, September 2018 Settlement	575	82,207,030	(180,569)

TOTAL FUTURES CONTRACTS SOLD		1,097,338,281	$(2,503,655)

FUTURES CONTRACTS PURCHASED
Canadian Dollar, September 2018 Settlement	543	$41,808,290	$52,568
Cocoa, September 2018 Settlement	28	588,387	(54,848)
Corn, December 2018 Settlement	120	2,319,000	3,036
Cotton No. 2, December 2018 Settlement	3,112	139,402,040	1,206,946
Globex Natural Gas, October 2018 Settlement	66	1,846,700	11,627
Globex Natural Gas, September 2018 Settlement	328	9,125,000	(214,457)
Gold 100 Oz., October 2018 Settlement	168	20,638,800	(19,565)
Live Cattle, August 2018 Settlement	412	17,744,840	(199,344)
NASDAQ 100 E-mini Index, September 2018 Settlement	195	28,254,525	(412,500)
Russell 2000 E-mini Index, September 2018 Settlement	1,320	110,378,400	(666,464)
S&P 500 E-mini Index, September 2018 Settlement	2,848	401,155,040	(846,839)
Silver, September 2018 Settlement	198	15,403,400	(457,000)
Soybean, November 2018 Settlement	376	17,277,200	3,765
Wheat, September 2018 Settlement	3,104	85,942,000	1,215,971
WTI Crude, September 2018 Settlement	835	57,414,600	(1,026,875)

TOTAL FUTURES CONTRACTS PURCHASED		$949,298,222	$(1,403,979)

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.

Open Forward Currency Contracts

COUNTERPARTY (a)	FORWARD SETTLEMENT DATE	CURRENCY TO BE RECEIVED	AMOUNT OF CURRENCY TO BE RECEIVED IN LOCAL CURRENCY	CURRENCY TO BE DELIVERED	AMOUNT OF CURRENCY TO BE DELIVERED IN LOCAL CURRENCY	UNREALIZED APPRECIATION (DEPRECIATION)
A	08/02/2018	Brazilian Real	1,436,433,375	U.S. Dollar	381,188,727	$1,360,309
A	08/03/2018	Brazilian Real	329,466,125	U.S. Dollar	87,500,000	256,281
A	08/06/2018	Brazilian Real	1,475,435,989	U.S. Dollar	384,600,000	8,260,097
A	08/07/2018	Brazilian Real	376,312,125	U.S. Dollar	100,000,000	187,996
A	08/08/2018	Brazilian Real	166,577,865	U.S. Dollar	42,300,000	2,043,996
A	08/16/2018	Brazilian Real	81,144,000	U.S. Dollar	21,000,000	581,104
A	08/23/2018	Brazilian Real	3,507,885	U.S. Dollar	900,000	32,206
A	08/27/2018	Brazilian Real	680,542,893	U.S. Dollar	180,700,000	68,048
A	08/28/2018	Brazilian Real	121,577,539	U.S. Dollar	31,200,000	1,090,096
A	09/04/2018	Brazilian Real	212,800,280	U.S. Dollar	57,100,000	(633,243)
A	08/06/2018	Chilean Peso	106,636,950,000	U.S. Dollar	165,000,000	2,221,373
A	08/23/2018	Chilean Peso	14,531,865,000	U.S. Dollar	22,600,000	195,110
A	08/27/2018	Czech Republic Koruna	952,380,000	Euro	37,000,000	236,399
A	08/06/2018	Indian Rupee	2,114,200,000	U.S. Dollar	31,000,000	(145,618)
A	09/19/2018	Indian Rupee	1,446,900,000	U.S. Dollar	21,000,000	6,667
B	08/02/2018	Mexican Peso	4,735,877,000	U.S. Dollar	251,600,000	2,211,941
B	08/07/2018	Mexican Peso	2,899,553,600	U.S. Dollar	154,100,000	1,352,380
D	08/10/2018	Mexican Peso	2,057,681,848	U.S. Dollar	108,800,000	1,463,558
B	08/17/2018	Mexican Peso	933,830,000	U.S. Dollar	50,000,000	(16,959)
B	08/20/2018	Norwegian Krone	232,845,550	Euro	24,500,000	(121,931)
B	08/09/2018	Polish Zloty	354,408,850	Euro	81,500,000	1,621,273
A	08/03/2018	Russian Ruble	5,427,491,700	U.S. Dollar	85,900,000	959,112
B	08/02/2018	South African Rand	108,601,620	U.S. Dollar	8,290,991	—
B	08/20/2018	South African Rand	660,660,000	U.S. Dollar	50,000,000	81,164
B	08/13/2018	Swedish Krona	282,131,850	Euro	27,300,000	164,131
B	08/14/2018	Swedish Krona	691,117,020	Norwegian Krone	635,700,000	702,071
A	08/02/2018	Taiwan New Dollar	1,650,178,758	U.S. Dollar	54,100,000	(181,400)
A	08/30/2018	Taiwan New Dollar	1,328,925,000	U.S. Dollar	43,500,000	(20,023)
B	08/01/2018	Turkish Lira	769,799,290	U.S. Dollar	158,133,709	(1,319,839)
B	08/02/2018	Turkish Lira	662,399,020	U.S. Dollar	139,000,000	(4,578,969)
B	08/13/2018	Turkish Lira	261,680,850	U.S. Dollar	54,900,000	(2,045,037)
B	08/20/2018	Turkish Lira	267,813,000	U.S. Dollar	54,600,000	(667,607)
B	08/27/2018	Turkish Lira	277,396,600	U.S. Dollar	56,600,000	(904,358)
A	08/02/2018	U.S. Dollar	380,860,309	Brazilian Real	1,436,433,375	(1,688,727)
A	08/03/2018	U.S. Dollar	74,000,000	Brazilian Real	287,598,000	(2,604,327)
A	08/06/2018	U.S. Dollar	75,000,000	Brazilian Real	293,980,000	(3,277,209)
A	08/07/2018	U.S. Dollar	102,000,000	Brazilian Real	393,733,680	(2,826,249)
A	08/16/2018	U.S. Dollar	48,000,000	Brazilian Real	185,472,000	(1,328,237)
A	08/27/2018	U.S. Dollar	30,000,000	Brazilian Real	118,491,000	(1,473,970)
A	09/11/2018	U.S. Dollar	40,900,000	Brazilian Real	159,568,814	(1,415,798)
A	08/06/2018	U.S. Dollar	180,950,000	Chilean Peso	118,075,573,100	(4,208,704)
A	08/20/2018	U.S. Dollar	29,600,000	Chilean Peso	19,221,360,000	(549,485)
A	08/24/2018	U.S. Dollar	9,600,000	Colombian Peso	27,629,677,440	49,198
A	08/28/2018	U.S. Dollar	9,700,000	Colombian Peso	27,921,867,100	49,665
A	08/06/2018	U.S. Dollar	20,000,000	Indian Rupee	1,387,040,000	(242,296)
B	08/02/2018	U.S. Dollar	253,811,941	Mexican Peso	4,735,877,000	—
D	08/03/2018	U.S. Dollar	20,000,000	Mexican Peso	382,000,000	(493,320)
D	08/07/2018	U.S. Dollar	10,000,000	Mexican Peso	191,767,590	(281,144)
B	08/10/2018	U.S. Dollar	99,500,000	Mexican Peso	1,904,625,500	(2,561,835)
B	08/14/2018	U.S. Dollar	35,300,000	Mexican Peso	660,427,700	(66,658)
D	08/17/2018	U.S. Dollar	25,000,000	Mexican Peso	480,336,525	(709,905)
B	08/17/2018	U.S. Dollar	66,800,000	Mexican Peso	1,262,776,913	(789,850)
B	08/27/2018	U.S. Dollar	16,000,000	Mexican Peso	307,210,768	(416,420)
D	08/23/2018	U.S. Dollar	22,500,000	Polish Zloty	83,992,500	(487,051)
A	08/03/2018	U.S. Dollar	15,000,000	Russian Ruble	957,525,000	(323,795)
B	08/02/2018	U.S. Dollar	8,200,000	South African Rand	108,601,620	(90,991)
D	08/20/2018	U.S. Dollar	45,000,000	South African Rand	599,625,000	(454,421)
B	08/20/2018	U.S. Dollar	25,000,000	South African Rand	341,010,000	(850,177)
D	08/27/2018	U.S. Dollar	22,500,000	South African Rand	306,000,000	(675,315)
A	08/03/2018	U.S. Dollar	33,000,000	South Korea Won	36,685,440,000	50,828
A	08/02/2018	U.S. Dollar	53,918,600	Taiwan New Dollar	1,650,178,758	—
B	08/01/2018	U.S. Dollar	157,280,161	Turkish Lira	769,799,290	466,290
B	08/02/2018	U.S. Dollar	125,000,000	Turkish Lira	611,677,000	872,018
B	08/08/2018	U.S. Dollar	12,700,000	Turkish Lira	62,169,040	116,173
B	08/09/2018	U.S. Dollar	43,100,000	Turkish Lira	196,773,050	3,287,515
B	08/13/2018	U.S. Dollar	70,000,000	Turkish Lira	345,897,000	134,846
B	08/27/2018	U.S. Dollar	41,500,000	Turkish Lira	203,163,250	708,917
B	08/31/2018	U.S. Dollar	31,600,000	Turkish Lira	155,329,800	466,237

TOTAL OPEN FORWARD CURRENCY CONTRACTS						$(7,153,869)

(a) See Note 1.

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.

Credit Default Swaps

COUNTERPARTY (a)	REFERENCE ENTITY	BUY/SELL PROTECTION	PAY FIXED RATES	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	VALUE	UPFRONT PREMIUM RECEIVED	UNREALIZED DEPRECIATION

B	CDX.NA.HY.30	Buy	(5.000)%	Jun 20 2023	Quarterly	$830,000,000	$(63,006,880)	$(56,517,507)	$(6,489,373)
B	CDX.NA.IG.30	Buy	(1.000)%	Jun 20 2023	Quarterly	533,900,000	(10,652,521)	(9,850,102)	(802,419)

TOTAL CREDIT DEFAULT SWAP CONTRACTS									$(7,291,792)

(a) See Note 1.

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.

Equity Correlation Swaps

DESCRIPTION	COUNTERPARTY (a)	NOTIONAL VALUE	NOTIONAL VALUE USD		VALUE AND UNREALIZED APPRECIATION
EQUITY CORRELATION SWAPS SOLD
Euro Stoxx 50 Index, 01/03/18 - 12/21/18, Strike Price 48%, pay realized rate	F	100,000	$116,934	(b)	$11,076

TOTAL EQUITY CORRELATION SWAPS SOLD					$11,076

(a) See Note 1.

(b) Notional value reflects correlation exposure per point times 100.

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.

Equity Variance Swaps

DESCRIPTION	COUNTERPARTY (a)	NOTIONAL VALUE	NOTIONAL VALUE USD		VALUE AND UNREALIZED APPRECIATION/ (DEPRECIATION)
EQUITY VARIANCE SWAPS SOLD
SPLV5UE Index, 01/09/18 - 01/10/2019, Strike Price 5.70%	B	877,193	$877,193	(b)	$221
Euro Stoxx 50 Index, 01/05/18 - 06/21/19, Strike Price 19.60%	F	255,000	298,183	(b)	3,704

TOTAL EQUITY VARIANCE SWAPS SOLD					$3,925

EQUITY VARIANCE SWAPS PURCHASED
Euro Stoxx 50 Index, 01/05/18 - 06/21/19, Strike Price 17.00%, received realized rate when spot is above 2,525.341	F	255,000	$298,183	(b)	$(1,514)

TOTAL EQUITY VARIANCE SWAPS PURCHASED					$(1,514)

(a) See Note 1.

(b) Notional value reflects variance notional multiplied by 1002.

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.

Notes to Consolidated Financial Statements	July 31, 2018 (Unaudited)

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Stone Ridge All Asset Variance Risk Premium Fund (the “Fund”) in the preparation of its consolidated financial statements. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and applies specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946, Financial Services - Investment Companies.

(a) Investment Valuation and Fair Value Measurement

The Board of Trustees (“Board”) of Stone Ridge Trust III has approved procedures pursuant to which the Fund values its investments (the “Valuation Procedures”). The Board has established an Adviser Valuation Committee comprised of employees of Stone Ridge Asset Management, LLC (the “Adviser”) to which the Board has delegated responsibility for overseeing the implementation of the Valuation Procedures and fair value determinations made on behalf of the Board.

Listed below is a summary of certain of the methods generally used currently to value investments of the Fund under the Valuation Procedures:

Short-term debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of 60 days or less, are generally valued at amortized cost which approximates fair value.

Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities in each case having a remaining maturity in excess of 60 days, loans, mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

For investments in open-end management companies that are registered under the Investment Company Act of 1940 (the “1940 Act”), the value of the shares of such funds is calculated based upon the net asset value (“NAV”) per share of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Equity securities are valued at the last sale, official close or if there are no reported sales at the mean between the bid and asked price on the primary exchange on which they are traded. The values of the Fund’s investments in publicly-traded foreign equity securities generally will be the closing or final trading prices in the local trading markets but may be adjusted based on values determined by a pricing service using pricing models designed to estimate changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the New York Stock Exchange (“NYSE”).

Exchange-traded derivatives, such as options and futures contracts, are valued at the settlement price on the exchange or mean of the bid and asked prices.

Non-exchange traded derivatives, including over-the-counter (“OTC”) options, are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).

If market quotations are not readily available or available market quotations or other information are deemed to be unreliable by the Adviser Valuation Committee, and if the valuation of the applicable instrument is not covered by the valuation methods described above or if the valuation methods are described above, but such methods are deemed unreliable by the Adviser Valuation Committee, then such instruments will be valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, the Fund determines fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate. For purposes of determining the fair value of securities, the Adviser Valuation Committee may generally consider, without limitation: (i) indications or quotes from brokers or other third-party sources; (ii) valuations provided by a third-party pricing agent; (iii) internal models that take into consideration different factors determined to be relevant by the Adviser; or (iv) any combination of the above.

Notes to Consolidated Financial Statements	July 31, 2018 (Unaudited)

Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Fund. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.

A substantial portion of the Fund’s investments are U.S. dollar denominated investments. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold. The value of investments traded in markets outside the U.S. or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed, and the NAV of the Fund’s shares may change on days when an investor is not able to purchase shares or sell shares in connection with a periodic repurchase offer. The calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

The Fund adheres to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Fund can access at the measurement date;

Level 2 Inputs: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;

Level 3 Inputs: unobservable inputs for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

Transfers between levels are recognized at the end of the reporting period. There were no transfers between levels during the reporting period. The following table summarizes the inputs used to value the Fund’s investments as of July 31, 2018:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Purchased Options	$—	$14,783,496	$—	$14,783,496
Money Market Funds	347,199,817	—	—	347,199,817
U.S. Treasury Bills	—	1,240,538,483	—	1,240,538,483

Total Assets	$347,199,817	$1,255,321,979	$—	$1,602,521,796

Liabilities
Written Options	$(121,381,534)	$(93,271,757)	$—	$(214,653,291)

Total Liabilities	$(121,381,534)	$(93,271,757)	$—	$(214,653,291)

Other Financial Instruments*
Unrealized appreciation on forward currency contracts	$—	$31,296,999	$—	$31,296,999
Unrealized depreciation on forward currency contracts	—	(38,450,868)	—	(38,450,868)
Unrealized appreciation on futures contracts	8,558,629	—	—	8,558,629
Unrealized depreciation on futures contracts	(12,466,263)	—	—	(12,466,263)
Unrealized appreciation on swap contracts	—	15,001	—	15,001
Unrealized depreciation on swap contracts	—	(7,293,306)	—	(7,293,306)

Total	$(3,907,634)	$(14,432,174)	$—	$(18,339,808)

*

Other financial instruments are derivatives, such as futures, forward currency contracts and swap contracts. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.

Notes to Consolidated Financial Statements	July 31, 2018 (Unaudited)

Derivative Transactions — The Fund engaged in derivatives for hedging and speculative purposes during the period ended July 31, 2018. The use of derivatives included options, futures, swaps and forward currency contracts.

Futures Contracts — The Fund may purchase and sell futures contracts and held futures contracts during the period ended July 31, 2018. The Fund may use futures contracts to gain exposure or to hedge asset classes such as equities, currencies, commodities and fixed income. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Upon entering into a contract, the Fund deposits and maintains as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. Variation margin is settled daily. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. In connection with physically-settled futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the segregated assets is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. The average notional amount of futures contracts during the period ended July 31, 2018, was $1,294,478,479 for long contracts and $993,320,582 for short contracts.

Options — The Fund may purchase and write call or put options on securities, indices, futures contracts, including commodity futures contracts, and enter into related closing transactions. The Fund wrote call and put options during the period ended July 31, 2018. The Fund writes put and call options to earn premium income. With options, there is minimal counterparty credit risk to the Fund since options are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. OTC options are customized agreements between the parties. With OTC options, there is no clearinghouse guarantee against default, thus OTC options are subject to the risk that the counterparty will not fulfill its obligations under the contract.

As the writer of a call option, the Fund has the obligation to sell the security at the exercise price during the exercise period. As a writer of a put option, the Fund has the obligation to buy the underlying security at the exercise price during the exercise period. The premium that the Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (the exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Fund realizes a gain or loss from the sale of the security (or closing of the short sale).

Options on indices are similar to options on securities, except that upon exercise index options require cash payments and do not involve the actual purchase or sale of securities.

The average market value of written options for the period ended July 31, 2018 was $207,986,335.

Forward Currency Contracts — The Fund enters into forward currency contracts. When entering into a forward currency contract, in the case of a deliverable contract the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date or in the case of a non-deliverable contract to settle the equivalent in U.S. dollar. The Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. These instruments may involve market risk from movements in currencies or credit risk from the possible inability of counterparties to meet the terms of their contracts. The average notional amount of forward currency contracts during the period ended July 31, 2018 was $2,124,139,548 for long contracts and $2,846,097,058 for short contracts.

Notes to Consolidated Financial Statements	July 31, 2018 (Unaudited)

Swaps

Correlation Swaps — The Fund enters into correlation swaps. Correlation swaps are transactions in which counterparties agree to buy or sell the future realized correlation on an underlying reference basket of securities or instruments at a specific level over a fixed period. Correlation swaps are subject to all the risks of OTC derivatives generally, including counterparty risks (if the counterparty fails to meet its obligations) and the risk that the Adviser is incorrect in forecasts of correlation on the underlying reference basket. The average notional amount of correlation swaps held during the period ended July 31, 2018 was $107,609 for short contracts.

Credit Default Swaps — The Fund enters into credit default swaps. A credit default swap enables an investor to buy or sell protection against a credit event, such as a borrower’s or issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. The Fund may seek to enhance returns by selling protection or attempt to mitigate credit risk by buying protection against the occurrence of a credit event by a specified borrower or issuer. If the Fund buys credit protection using a credit default swap and a credit event occurs, the Fund will deliver the defaulted bond underlying the swap and the swap counterparty will pay the par amount of the bond. If the Fund sells credit protection using a credit default swap and a credit event occurs, the Fund will pay the par amount of the defaulted bond underlying the swap and the swap counterparty will deliver the bond. If the swap is on a basket of assets, the notional amount of the swap is reduced by the par amount of the defaulted asset, and the fixed payments are then made on the reduced notional amount. Risks of credit default swaps include all the risks of OTC derivatives generally, including counterparty credit risk (if the counterparty fails to meet its obligations) and the risk that the Fund will not properly assess the cost of the instrument based on the lack of transparency in the market. If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay par value on defaulted bonds. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid. In addition, if the Fund is buying credit protection and a credit event does occur, there is a risk when the Fund does not own the underlying asset, that the Fund will have difficulty acquiring the asset on the open market and may receive adverse pricing. The average notional amount of credit default swaps during the period ended July 31, 2018 was $1,088,456,000 for contracts in which the Fund purchased protection and $19,044,000 for contracts in which the Fund sold protection.

Volatility Swaps and Variance Swaps — The Fund enters into volatility and/or variance swaps. Volatility swaps and variance swaps are transactions in which counterparties agree to economically buy or sell volatility or variance (which equals volatility squared), as the case may be, of the underlying reference at a specific level over a fixed period. Volatility and variance swaps are subject to credit risks (if the counterparty fails to meet its obligations), and the risk that the Adviser is incorrect in forecasts of volatility and/or variance of the underlying reference. The average notional amount of variance swaps held during the period ended July 31, 2018 was $261,450 for long contracts and $827,275 for short contracts. The fund did not hold volatility swaps during the period ended July 31, 2018.

The tables below reflect the values of derivative assets and liabilities as reflected in the Consolidated Statement of Assets and Liabilities.

	ASSET DERIVATIVES
RISK EXPOSURE	CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Options

Credit contracts	Investments, at fair value	$585,700
Equity contracts	Investments, at fair value	12,751,600
Foreign exchange contracts	Investments, at fair value	483,011
Volatility contracts	Investments, at fair value	963,185

Futures

Commodity contracts	Net assets - Unrealized appreciation*	8,506,061
Foreign exchange contracts	Net assets - Unrealized appreciation*	52,568

Forwards

Foreign exchange contracts	Unrealized appreciation on forward currency contracts	31,296,999
Swaps

Equity contracts	Unrealized appreciation on swap contracts**	15,001

Total		$54,654,125

*	Reflects cumulative unrealized appreciation of futures contracts as reported in the Consolidated Schedule of Investments.
**	Reflects cumulative unrealized appreciation of swap contracts as reported in the Consolidated Schedule of Investments.

Notes to Consolidated Financial Statements	July 31, 2018 (Unaudited)

	LIABILITY DERIVATIVES
RISK EXPOSURE	CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Options

Commodity contracts	Written options, at fair value	$98,767,293
Credit contracts	Written options, at fair value	7,321,700
Equity contracts	Written options, at fair value	31,281,638
Foreign exchange contracts	Written options, at fair value	65,589,957
Interest rate contracts	Written options, at fair value	8,770,348
Volatility contracts	Written options, at fair value	2,922,355

Futures

Commodity contracts	Net assets - Unrealized depreciation*	8,143,802
Equity contracts	Net assets - Unrealized depreciation*	1,925,803
Foreign exchange contracts	Net assets - Unrealized depreciation*	2,138,446
Interest rate contracts	Net assets - Unrealized depreciation*	231,706
Volatility contracts	Net assets - Unrealized depreciation*	26,506

Forwards

Foreign exchange contracts	Unrealized depreciation on forward currency contracts	38,450,868
Swaps

Equity contracts	Unrealized depreciation on swap contracts**	1,514
Credit default contracts	Unrealized depreciation on swap contracts**	7,291,792

Total		$272,863,728

*	Reflects cumulative unrealized depreciation of futures contracts as reported in the Consolidated Schedule of Investments.
**	Reflects cumulative unrealized depreciation of swap contracts as reported in the Consolidated Schedule of Investments.

(b) Counterparties The counterparties presented in the Consolidated Schedule of Investments are as follows: A: BNP Paribas Corporate & Institutional Banking, B: Morgan Stanley Capital Services LLC, C: Bank of America Merrill Lynch, D: Credit Suisse International, E: Credit Suisse Securities (USA) LLC, F: Goldman Sachs International, G: Societe Generale Corporate & Investment Banking.

Item 2. Controls and Procedures.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Stone Ridge Trust III

By (Signature and Title)	/s/ Ross Stevens
Ross Stevens, President, Chief Executive Officer and Principal Executive Officer

Date	9/28/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ross Stevens
Ross Stevens, President, Chief Executive Officer and Principal Executive Officer

Date	9/28/2018

By (Signature and Title)*	/s/ Anthony Zuco
Anthony Zuco, Treasurer, Principal Financial Officer, Chief Financial Officer and Chief Accounting Officer

Date	9/28/2018

*	Print the name and title of each signing officer under his or her signature.